UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

(800) 851-0511

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
COMMON STOCKS - 100.0%
Administrative and Support Services - 0.4%
427	The Priceline Group, Inc. (a)	$866,169
Air Transportation - 3.5%
8,741	Alaska Air Group, Inc.	744,995
15,349	American Airlines Group, Inc.	774,203
14,694	Delta Air Lines, Inc.	725,296
61,354	Hawaiian Holdings, Inc. (a)	2,540,056
34,917	JetBlue Airways Corp. (a)	765,730
34,274	Southwest Airlines Co.	1,902,550
10,280	United Continental Holdings, Inc. (a)	695,750
		8,148,580
Ambulatory Health Care Services - 1.1%
54,165	MEDNAX, Inc. (a)	2,544,672
Beverage and Tobacco Product Manufacturing - 0.3%
4,123	Constellation Brands, Inc. Class A	797,182
Broadcasting (except Internet) - 0.4%
2,405	Charter Communications, Inc. (a)	942,544
Building Material and Garden Equipment and Supplies Dealers - 2.0%
18,128	Fastenal Co.	778,779
26,344	The Home Depot, Inc.	3,941,062
		4,719,841
Chemical Manufacturing - 11.5%
84,024	AdvanSix, Inc. (a)	2,813,123
6,597	Alexion Pharmaceuticals, Inc. (a)	906,032
317,971	Depomed, Inc. (a)	3,278,281
6,044	Ecolab, Inc.	795,813
81,562	Gilead Sciences, Inc.	6,206,053
61,907	Mallinckrodt PLC (a)	2,835,341
327,947	Myers Industries, Inc.	5,575,099
67,908	Mylan NV (a)	2,647,733
1,630	Regeneron Pharmaceuticals, Inc. (a)	801,341
20,617	The Chemours Co.	981,575
		26,840,391
Clothing and Clothing Accessories Stores - 2.0%
75,050	Signet Jewelers Ltd.	4,590,058
Computer and Electronic Product Manufacturing - 7.9%
3,520	Coherent, Inc. (a)	932,800
176,239	Cypress Semiconductor Corp.	2,502,594
126,631	Intel Corp.	4,491,601
63,440	Keysight Technologies, Inc. (a)	2,638,470
13,035	LivaNova PLC (a)	794,353
18,985	Mercury Systems, Inc. (a)	833,631
26,541	Micron Technology, Inc. (a)	746,333
21,476	Natus Medical, Inc. (a)	755,955
55,891	Western Digital Corp.	4,757,442
		18,453,179

Construction of Buildings - 2.3%
80,805	CalAtlantic Group, Inc.	2,836,256
982	NVR, Inc. (a)	2,563,452
		5,399,708
Couriers and Messengers - 0.3%
3,715	FedEx Corp.	772,831
Credit Intermediation and Related Activities - 6.2%
15,594	Bank of New York Mellon Corp.	826,950
10,777	Comerica, Inc.	779,285
367,046	Huntington Bancshares, Inc.	4,863,359
4,779	LendingTree Inc. (a)	1,054,247
12,651	Pinnacle Financial Partners, Inc.	808,399
177,765	Synchrony Financial	5,389,835
49,621	TCF Financial Corp.	782,027
		14,504,102
Data Processing, Hosting and Related Services - 1.4%
102,113	CSRA, Inc.	3,329,905
Fabricated Metal Product Manufacturing - 2.6%
37,991	Barnes Group, Inc.	2,286,298
35,182	LCI Industries	3,755,679
		6,041,977
Food Manufacturing - 2.8%
8,344	McCormick & Co, Inc.	795,183
10,363	Post Holdings, Inc. (a)	862,202
39,332	The J.M. Smucker Co.	4,794,571
		6,451,956
Food Services and Drinking Places - 1.9%
52,588	Darden Restaurants, Inc.	4,411,081
Furniture and Related Product Manufacturing - 2.0%
11,421	Patrick Industries, Inc. (a)	869,138
66,419	Tempur-Pedic International, Inc. (a)	3,830,384
		4,699,522
General Merchandise Stores - 2.6%
253,120	Macy’s, Inc.	6,011,600
Health and Personal Care Stores - 1.0%
114,247	Sally Beauty Holdings, Inc. (a)	2,311,217
Insurance Carriers and Related Activities - 12.1%
70,170	Aflac, Inc.	5,596,057
12,665	American International Group, Inc.	828,924
28,829	Aon PLC	3,983,303
21,103	CIGNA Corp.	3,662,637
115,175	Progressive Corp.	5,428,198
33,560	Reinsurance Group of America, Inc.	4,705,112
51,150	Torchmark Corp.	4,039,316
		28,243,547
Machinery Manufacturing - 1.5%
17,628	Donaldson Co., Inc.	837,154
105,443	General Electric Co.	2,700,395
		3,537,549
Management of Companies and Enterprises - 3.6%
153,637	American Equity Investment Life Holding Co.	4,114,399
37,999	Cullen/Frost Bankers, Inc.	3,449,549
21,551	ServisFirst Bancshares, Inc.	783,163
		8,347,111

Merchant Wholesalers, Durable Goods - 0.4%
25,451	LKQ Corp. (a)	879,587
Merchant Wholesalers, Nondurable Goods - 0.3%
4,014	Acuity Brands, Inc.	813,437
Miscellaneous Manufacturing - 1.9%
43,179	Medtronic PLC	3,625,741
3,902	Teleflex, Inc.	808,572
		4,434,313
Miscellaneous Store Retailers - 2.9%
506,613	Rent-A-Center, Inc.	6,697,424
Nursing and Residential Care Facilities - 0.4%
37,701	The Ensign Group, Inc.	843,371
Other Information Services - 0.4%
861	Alphabet, Inc. Class A (a)	814,075
Paper Manufacturing - 0.3%
18,365	Veritiv Corp. (a)	682,260
Performing Arts, Spectator Sports, and Related Industries - 3.0%
14,110	Activision Blizzard, Inc.	871,716
4,419	Churchill Downs, Inc.	826,574
148,550	Viacom, Inc. Class B	5,187,366
		6,885,656
Petroleum and Coal Products Manufacturing - 3.3%
11,263	Murphy USA, Inc. (a)	852,947
152,627	PBF Energy, Inc.	3,475,317
32,638	Tesoro Corp.	3,248,460
		7,576,724
Professional, Scientific, and Technical Services - 3.3%
33,940	Accenture PLC Class A	4,372,151
34,828	Cognizant Technology Solutions Corp. Class A	2,414,277
9,199	Salesforce.com, Inc. (a)	835,269
		7,621,697
Publishing Industries (except Internet) - 3.7%
5,676	Adobe Systems, Inc. (a)	831,477
43,899	Microsoft Corp.	3,191,457
75,572	Oracle Corp.	3,773,310
8,417	Red Hat, Inc. (a)	832,189
		8,628,433
Rail Transportation - 0.3%
11,712	Genesee & Wyoming, Inc. (a)	763,154
Real Estate - 1.2%
95,480	Duke Realty Corp.	2,729,773
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.7%
9,904	Allegion Public Ltd. Co.	804,601
5,459	S&P Global, Inc.	838,448
		1,643,049
Support Activities for Mining - 0.4%
75,724	Diamond Offshore Drilling, Inc. (a)	940,492
Transportation Equipment Manufacturing - 4.6%
100,878	Harley-Davidson, Inc.	4,909,732
28,695	Polaris Industries, Inc.	2,572,794
86,874	Winnebago Industries, Inc	3,196,963
		10,679,489

Utilities - 3.1%
53,311	Duke Energy Corp.	4,537,833
16,872	Energen Corp. (a)	898,940
13,540	EQT Corp.	862,498
41,761	Kinder Morgan, Inc.	853,177
		7,152,448
Water Transportation - 0.4%
12,201	Carnival Corp.	814,783
	TOTAL COMMON STOCKS (Cost $228,265,351)	$232,564,887

SHORT TERM INVESTMENTS - 0.0% (†)
Money Market Funds - 0.0% (†)
91	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (b)	$91
	TOTAL SHORT TERM INVESTMENTS (Cost $91)	$91
	TOTAL INVESTMENTS - 100.0% (Cost $228,265,442)	$232,564,978
	Other Assets in Excess of Liabilities - 0.0%(†)	22,726
	TOTAL NET ASSETS - 100.0%	$232,587,704

Percentages are stated as a percent of net assets.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at July 31, 2017.

Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Schedule of Investments (Unaudited)
July 31, 2017
Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	11,772,265
TOTAL NET ASSETS - 100.0%	$11,772,265

Percentages are stated as a percent of net assets.
(a) $302,060 of cash is pledged as collateral for futures contracts.

Long Futures Contracts (Unaudited)
July 31, 2017
		Unrealized
		Appreciation/
Contracts		(Depreciation)
29	Copper Futures (b)
	Expiring September 2017 (Underlying Face Amount at Market Value $2,096,338)	$14,029

72	Corn Futures(b)
	Expiring March 2018 (Underlying Face Amount at Market Value $1,426,500)	(98,062)

24	Gold 100 oz Futures(b)
	Expiring December 2017 (Underlying Face Amount at Market Value $3,056,160)	29,670

35	Wheat Futures(b)
	Expiring March 2018 (Underlying Face Amount at Market Value $911,313)	(115,408)
		$(169,771)

(b) Contracts held by Direxion BCS Fund Ltd.

Direxion iBillionaire Index ETF
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
COMMON STOCKS - 99.5%
Administrative and Support Services - 3.8%
8,727	PayPal Holdings, Inc. (a)	$510,966
Beverage and Tobacco Product Manufacturing - 3.4%
2,411	Constellation Brands, Inc.	466,167
Broadcasting (except Internet) - 7.3%
1,373	Charter Communications, Inc. (a)	538,092
11,317	Comcast Corp.	457,773
		995,865
Chemical Manufacturing - 13.7%
1,957	Allergan, Inc. (Ireland)	493,810
5,290	LyondellBasell Industries N.V. (Netherlands)	476,576
11,222	Mylan N.V. (Netherlands) (a)	437,546
7,052	The Dow Chemical Co.	453,020
		1,860,952
Computer and Electronic Product Manufacturing - 9.6%
2,826	Apple, Inc.	420,311
1,826	Broadcom Ltd (Singapore)	450,401
15,138	Micron Technology, Inc. (a)	425,681
		1,296,393
Credit Intermediation and Related Activities - 6.7%
18,312	Bank of America Corp.	441,685
4,717	Visa, Inc.	469,625
		911,310
Insurance Carriers and Related Activities - 3.4%
7,077	American International Group, Inc.	463,190
Leather and Allied Product Manufacturing - 3.6%
8,323	Nike, Inc. - Class B	491,473
Mining (except Oil and Gas) - 4.0%
37,325	Freeport-McMoRan Inc. (a)	545,692
Miscellaneous Manufacturing - 3.4%
7,630	Baxter International, Inc.	461,462
Motion Picture and Sound Recording Industries - 3.4%
4,489	Time Warner, Inc.	459,763
Nonstore Retailers - 3.3%
456	Amazon.com, Inc. (a)	450,428
Other Information Services - 10.0%
456	Alphabet, Inc. Class A (a)	431,148
466	Alphabet, Inc. Class C (a)	433,613
2,934	Facebook, Inc. (a)	496,579
		1,361,340
Performing Arts, Spectator Sports, and Related Industries - 6.9%
7,737	Activision Blizzard, Inc.	477,992
3,931	Electronic Arts, Inc. (a)	458,905
		936,897
Professional, Scientific, and Technical Services - 6.9%
4,896	Salesforce Com, Inc. (a)	444,557
241	The Priceline Group Inc. (a)	488,868
		933,425
Publishing Industries (except Internet) - 6.6%
6,329	Microsoft Corp.	460,118
14,027	Symantec Corp.	434,697
		894,815
Transportation Equipment Manufacturing - 3.5%
13,146	General Motors Co.	472,993
	TOTAL COMMON STOCKS (Cost $11,310,873)	$13,513,131

SHORT TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
74,648	Fidelity Investments Money Market Government Portfolio, 0.91% (b)	$74,648
	TOTAL SHORT TERM INVESTMENTS (Cost $74,648)	$74,648

	TOTAL INVESTMENTS - 100.0% (Cost $11,385,521)	$13,587,779
	Liabilities in Excess of Other Assets - (0.0)% (†)	(5,815)
	TOTAL NET ASSETS - 100.0%	$13,581,964

Percentages are stated as a percent of net assets.

(†)  Greater than (0.05)%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at July 31, 2017.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.0%
14,638	Marriott International, Inc. Class A	$1,525,133
Administrative and Support Services - 4.2%
14,781	Automatic Data Processing, Inc.	1,757,609
25,033	Paychex, Inc.	1,448,159
29,506	PayPal Holdings, Inc. (a)	1,727,576
849	The Priceline Group, Inc. (a)	1,722,197
		6,655,541
Air Transportation - 1.0%
31,351	American Airlines Group, Inc.	1,581,344
Amusement, Gambling, and Recreation Industries - 0.9%
11,376	Wynn Resorts Ltd.	1,471,372
Apparel Manufacturing - 1.0%
11,732	Cintas Corp.	1,582,060
Beverage and Tobacco Product Manufacturing - 1.0%
30,405	Monster Beverage Corp. (a)	1,603,864
Broadcasting (except Internet) - 6.0%
4,497	Charter Communications, Inc. (a)	1,762,419
37,054	Comcast Corp. Class A	1,498,834
28,839	Discovery Communications, Inc. Class A (a)	709,439
29,874	Discovery Communications, Inc. Class C (a)	690,986
23,715	Dish Network Corp. (a)	1,518,472
31,115	Liberty Interactive Corp. Class A (a)	744,893
14,506	Liberty Ventures (a)	878,774
295,579	Sirius XM Holdings, Inc.	1,732,093
		9,535,910
Building Material and Garden Equipment and Supplies Dealers - 0.9%
34,451	Fastenal Co.	1,480,015
Chemical Manufacturing - 11.7%
13,419	Alexion Pharmaceuticals, Inc. (a)	1,842,966
17,285	BioMarin Pharmaceutical, Inc. (a)	1,516,413
12,500	Celgene Corp. (a)	1,692,625
23,856	Gilead Sciences, Inc.	1,815,203
9,517	IDEXX Laboratories, Inc. (a)	1,584,200
8,900	Illumina, Inc. (a)	1,547,265
12,956	Incyte Corp. (a)	1,726,905
41,655	Mylan NV (a)	1,624,129
3,326	Regeneron Pharmaceuticals, Inc. (a)	1,635,128
9,286	Shire PLC ADR	1,555,776
12,421	Vertex Pharmaceuticals, Inc. (a)	1,885,756
		18,426,366
Clothing and Clothing Accessories Stores - 0.9%
25,460	Ross Stores, Inc.	1,408,447

Computer and Electronic Product Manufacturing - 16.3%
19,109	Analog Devices, Inc.	1,509,802
10,751	Apple, Inc.	1,598,996
35,486	Applied Materials, Inc.	1,572,385
6,475	Broadcom Ltd.	1,597,123
48,359	Cisco Systems, Inc.	1,520,891
34,513	Hologic, Inc. (a)	1,525,820
43,442	Intel Corp.	1,540,888
33,073	Maxim Integrated Products, Inc.	1,502,837
18,830	Microchip Technology, Inc.	1,507,153
51,227	Micron Technology, Inc. (a)	1,440,503
10,088	NVIDIA Corp.	1,639,401
26,920	QUALCOMM, Inc.	1,431,875
36,393	Seagate Technology PLC	1,199,513
15,012	Skyworks Solutions, Inc.	1,574,308
19,191	Texas Instruments, Inc.	1,561,764
17,558	Western Digital Corp.	1,494,537
23,627	Xilinx, Inc.	1,494,644
		25,712,440
Data Processing, Hosting and Related Services - 1.0%
12,270	Fiserv, Inc. (a)	1,576,695
Food Manufacturing - 1.9%
33,848	Mondelez International, Inc.	1,489,989
17,114	The Kraft Heinz Co.	1,496,790
		2,986,779
Food Services and Drinking Places - 0.9%
25,433	Starbucks Corp.	1,372,873
General Merchandise Stores - 2.9%
9,153	Costco Wholesale Corp.	1,450,842
21,830	Dollar Tree, Inc. (a)	1,573,506
27,574	Tractor Supply Co.	1,547,453
		4,571,801
Health and Personal Care Stores - 2.8%
24,275	Express Scripts Holding Co. (a)	1,520,586
5,169	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,298,505
19,499	Walgreens Boots Alliance Inc.	1,572,984
		4,392,075
Machinery Manufacturing - 1.0%
10,321	Lam Research Corp.	1,645,787
Merchant Wholesalers, Durable Goods - 1.9%
8,370	Henry Schein, Inc. (a)	1,525,098
15,655	KLA-Tencor Corp.	1,450,122
		2,975,220
Miscellaneous Manufacturing - 3.8%
24,013	Dentsply Sirona, Inc.	1,489,526
13,952	Hasbro, Inc.	1,477,238
1,672	Intuitive Surgical, Inc. (a)	1,568,771
73,822	Mattel, Inc.	1,477,916
		6,013,451
Motion Picture and Sound Recording Industries - 1.2%
10,037	Netflix, Inc. (a)	1,823,321

Motor Vehicle and Parts Dealers - 0.9%
6,610	O’Reilly Automotive, Inc. (a)	1,350,423
Nonstore Retailers - 3.1%
1,549	Amazon.com, Inc. (a)	1,530,071
45,041	eBay, Inc. (a)	1,609,315
5,805	MercadoLibre, Inc.	1,674,278
		4,813,664
Other Information Services - 5.5%
798	Alphabet, Inc. Class A (a)	754,509
813	Alphabet, Inc. Class C (a)	756,497
8,798	Baidu, Inc. ADR (a)	1,991,427
10,154	Facebook, Inc. (a)	1,718,565
13,115	Liberty Global PLC Class A (a)	444,074
13,566	Liberty Global PLC Class C (a)	444,558
18,838	Liberty Global PLC LILAC - A (a)	484,513
18,977	Liberty Global PLC LILAC - C (a)	484,293
5,151	NetEase.com, Inc. ADR	1,603,403
		8,681,839
Performing Arts, Spectator Sports, and Related Industries - 3.0%
26,014	Activision Blizzard, Inc.	1,607,145
13,841	Electronic Arts, Inc. (a)	1,615,798
43,616	Viacom, Inc. Class B	1,523,071
		4,746,014
Professional, Scientific, and Technical Services - 5.1%
9,421	Amgen, Inc.	1,644,059
6,076	Biogen Inc. (a)	1,759,549
23,162	Cerner Corp. (a)	1,490,938
22,970	Cognizant Technology Solutions Corp. Class A	1,592,280
18,399	Verisk Analytics, Inc. Class A (a)	1,605,497
		8,092,323
Publishing Industries (except Internet) - 11.0%
11,098	Adobe Systems, Inc. (a)	1,625,746
30,901	Akamai Technologies, Inc. (a)	1,456,673
14,584	Autodesk, Inc. (a)	1,615,761
48,298	CA, Inc.	1,499,170
13,905	Check Point Software Technologies Ltd. (a)	1,470,871
19,139	Citrix Systems, Inc. (a)	1,511,598
28,893	Ctrip.com International Ltd. ADR (a)	1,725,779
10,965	Intuit, Inc.	1,504,508
21,852	Microsoft Corp.	1,588,641
53,765	Symantec Corp.	1,666,177
27,862	Twenty-First Century Fox, Inc. Class A	810,784
28,201	Twenty-First Century Fox, Inc. Class B	809,087
		17,284,795
Rail Transportation - 0.9%
29,003	CSX Corp.	1,431,008
Support Activities for Transportation - 1.0%
10,461	Expedia, Inc.	1,636,833
Telecommunications - 3.1%
40,073	JD.com, Inc. ADR (a)	1,810,097
24,230	T-Mobile US, Inc. (a)	1,494,022
52,945	Vodafone Group PLC ADR	1,571,408

		4,875,527
Transportation Equipment Manufacturing - 1.9%
23,457	PACCAR, Inc.	1,605,632
4,118	Tesla Motors, Inc. (a)	1,332,049
		2,937,681
Truck Transportation - 1.0%
17,076	J.B. Hunt Transport Services, Inc.	1,548,964
Water Transportation - 1.0%
28,915	Norwegian Cruise Line Holdings Ltd. (a)	1,592,349
	TOTAL COMMON STOCKS (Cost $141,548,725)	$157,331,914
	TOTAL INVESTMENTS - 99.8% (Cost $141,548,725)	$157,331,914
	Other Assets in Excess of Liabilities - 0.2%	250,692
	TOTAL NET ASSETS - 100.0%	$157,582,606

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
ADR - American Depository Receipt

Direxion Zacks MLP High Income Index Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 99.4%
Chemical Manufacturing - 3.8%
33,366	Terra Nitrogen Co. LP	$2,824,098
Gasoline Stations - 4.2%
68,037	Amerigas Partners LP	3,099,766
Merchant Wholesalers, Nondurable Goods - 11.8%
155,083	Martin Midstream Partners LP	3,078,397
191,431	NGL Energy Partners LP	2,440,745
100,783	Sunoco LP	3,257,307
		8,776,449
Mining (except Oil and Gas) - 8.7%
144,135	Alliance Resource Partners LP	2,911,527
187,908	SunCoke Energy Partners LP	3,523,275
		6,434,802
Nonstore Retailers - 7.9%
120,823	Crestwood Equity Partners LP	2,972,246
118,946	Suburban Propane Partners LP	2,890,388
		5,862,634
Oil and Gas Extraction - 8.3%
112,113	Enterprise Products Partners LP	3,049,473
74,834	Williams Partners LP	3,100,373
		6,149,846
Petroleum and Coal Products Manufacturing - 3.9%
55,831	Tesoro Logistics LP	2,910,470
Pipeline Transportation - 34.0%
44,273	Buckeye Partners LP	2,806,465
187,790	Enable Midstream Partners LP	2,706,054
158,370	Enbridge Energy Partners LP	2,476,907
127,939	Energy Transfer Partners LP	2,647,058
97,733	Genesis Energy LP	2,951,537
82,402	Holly Energy Partners LP	2,966,472
104,712	Plains All American Pipeline LP	2,761,255
130,060	Summit Midstream Partners LP	2,965,368
50,604	TC Pipelines LP	2,899,103
		25,180,219
Real Estate - 4.2%
57,956	Icahn Enterprises LP	3,091,953
Utilities - 4.2%
120,584	Western Refining Logistics LP	3,092,980
Water Transportation - 8.4%
128,426	GasLog Partners LP	3,178,543
134,159	Golar LNG Partners LP	3,019,919
		6,198,462
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $72,611,132)	$73,621,679

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
168,388	Fidelity Investments Money Market Government Portfolio, 0.91% (a)	$168,388
	TOTAL SHORT TERM INVESTMENTS (Cost $168,388)	$168,388

	TOTAL INVESTMENTS (Cost $72,779,520) - 99.6%	$73,790,067
	Other Assets in Excess of Liabilities - 0.4%	297,798
	TOTAL NET ASSETS - 100.0%	$74,087,865

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

Direxion Daily Consumer Staples Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.7%
Money Market Funds - 29.7%
690,000	Dreyfus Government Cash Management, 0.91% (a)	$690,000
	TOTAL SHORT TERM INVESTMENTS (Cost $690,000) (b)	$690,000

	TOTAL INVESTMENTS (Cost $690,000) - 29.7%	$690,000
	Other Assets in Excess of Liabilities - 70.3%	1,629,830
	TOTAL NET ASSETS - 100.0%	$2,319,830

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $690,000.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Consumer Staples Select Sector Index	4,173	$2,228,242	1.027%	7/26/2018	$(110,525)

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 30.8%
Money Market Funds - 30.8%
4,771,262	Dreyfus Government Cash Management, 0.91% (a)	$4,771,262
17,834,755	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	17,834,755
	TOTAL SHORT TERM INVESTMENTS (Cost $22,606,017) (b)	$22,606,017

	TOTAL INVESTMENTS (Cost $22,606,017) - 30.8%	$22,606,017
	Other Assets in Excess of Liabilities - 69.2%	50,796,771
	TOTAL NET ASSETS - 100.0%	$73,402,788

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,606,017.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	596,715	$15,371,378	(0.271)%	12/4/2017	$(1,470,275)
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	62,889	1,537,636	(1.771)%	1/22/2018	(282,920)
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	457,060	12,040,823	(1.773)%	1/26/2018	(890,627)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	43,916	1,084,128	(0.271)%	9/19/2018	(411,032)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	327,631	8,207,959	(0.271)%	10/17/2018	(1,047,124)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	883,006	21,771,715	(0.271)%	11/21/2018	(3,161,369)
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	230,803	5,815,935	(0.271)%	12/19/2018	(698,742)
			$65,829,574			$(7,962,089)

Direxion Daily Energy Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 23.5%
Money Market Funds - 23.5%
6	Dreyfus Treasury Securities Cash Management, 0.88% (a)	$6
251,033	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	251,033
	TOTAL SHORT TERM INVESTMENTS (Cost $251,039) (b)	$251,039

	TOTAL INVESTMENTS (Cost $251,039) - 23.5%	$251,039
	Other Assets in Excess of Liabilities - 76.5%	819,041
	TOTAL NET ASSETS - 100.0%	$1,070,080

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $251,039.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	1,602	$1,066,997	1.229%	6/4/2018	$(5,985)

Direxion Daily Financial Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.0%
Money Market Funds - 19.0%
325,988	Dreyfus Government Cash Management, 0.91% (a)	$325,988
	TOTAL SHORT TERM INVESTMENTS (Cost $325,988) (b)	$325,988

	TOTAL INVESTMENTS (Cost $325,988) - 19.0%	$325,988
	Other Assets in Excess of Liabilities - 81.0%	1,386,980
	TOTAL NET ASSETS - 100.0%	$1,712,968

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $325,988.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Financials Select Sector Index	320	$98,084	0.829%	12/4/2017	$(633)
Deutsche Bank AG London	Financials Select Sector Index	5,233	1,533,348	0.829%	6/8/2018	(83,560)
			$1,631,432			$(84,193)

Direxion Daily Gold Miners Index Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.2%
Money Market Funds - 28.2%
134,484	Dreyfus Government Cash Management, 0.91% (a)	$134,484
591,500	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	591,500
	TOTAL SHORT TERM INVESTMENTS (Cost $725,984) (b)	$725,984

	TOTAL INVESTMENTS (Cost $725,984) - 28.2%	$725,984
	Other Assets in Excess of Liabilities - 71.8%	1,844,174
	TOTAL NET ASSETS - 100.0%	$2,570,158

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $725,984.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	VanEck Vectors™ Gold Miners ETF	93,389	$2,086,203	1.129%	12/4/2017	$(45,692)
Citibank N.A.	VanEck Vectors™ Gold Miners ETF	19,041	418,072	1.079%	3/30/2018	(16,446)
			$2,504,275			$(62,138)

Direxion Daily MSCI European Financials Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 36.6%
Money Market Funds - 36.6%
607,519	Dreyfus Government Cash Management, 0.91% (a)	$607,519
	TOTAL SHORT TERM INVESTMENTS (Cost $607,519)(b)	$607,519

	TOTAL INVESTMENTS - 36.6% (Cost $607,519)	$607,519
	Other Assets in Excess of Liabilities - 63.4%	1,054,215
	TOTAL NET ASSETS - 100.0%	$1,661,734

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $607,519.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares MSCI European Financials ETF	71,565	$1,475,817	(0.271)%	4/9/2018	$(222,194)

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 22.7%
Money Market Funds - 22.7%
7,584,436	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	$7,584,436
	TOTAL SHORT TERM INVESTMENTS (Cost $7,584,436) (b)	$7,584,436

	TOTAL INVESTMENTS (Cost $7,584,436) - 22.7%	$7,584,436
	Other Assets in Excess of Liabilities- 77.3%	25,768,777
	TOTAL NET ASSETS - 100.0%	$33,353,213

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $7,584,436.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P 500® Index	13,502	$30,621,578	1.379%	11/24/2017	$(2,906,265)

Direxion Daily S&P Biotech Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.7%
Money Market Funds - 24.7%
141	Dreyfus Government Cash Management, 0.91% (a)	$141
345,236	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	345,236
	TOTAL SHORT TERM INVESTMENTS (Cost $345,377) (b)	$345,377

	TOTAL INVESTMENTS (Cost $345,377) - 24.7%	$345,377
	Other Assets in Excess of Liabilities - 75.3%	1,055,234
	TOTAL NET ASSETS - 100.0%	$1,400,611

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $345,377.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P Biotechnology Select Industry Index	231	$1,302,808	0.349%	12/4/2017	$(99,632)

Direxion Daily Technology Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 27.0%
Money Market Funds - 27.0%
707	Dreyfus Government Cash Management, 0.91% (a)	$707
250,763	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	250,763
	TOTAL SHORT TERM INVESTMENTS (Cost $251,470)(b)	$251,470

	TOTAL INVESTMENTS (Cost $251,470) - 27.0%	$251,470
	Other Assets in Excess of Liabilities - 73.0%	681,194
	TOTAL NET ASSETS - 100.0%	$932,664

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $251,470.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	Technology Select Sector Index	1,625	$914,741	1.039%	12/1/2017	$(17,980)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 24.2%
Money Market Funds - 24.2%
280,000	Dreyfus Government Cash Management 0.91% (a)	$280,000
272,782	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	272,782
202,147	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	202,147
	TOTAL SHORT TERM INVESTMENTS (Cost $754,929) (b)	$754,929

	TOTAL INVESTMENTS (Cost $754,929) - 24.2%	$754,929
	Other Assets in Excess of Liabilities - 75.8%	2,368,351
	TOTAL NET ASSETS - 100.0%	$3,123,280

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $754,929.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares® Core U.S. Aggregate Bond ETF	10,957	$1,199,552	0.577%	12/4/2017	$(3,216)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	14,685	1,607,714	0.929%	12/20/2017	(3,531)
Morgan Stanley Capital Services	iShares® Core U.S. Aggregate Bond ETF	2,756	299,697	1.179%	11/6/2018	(2,797)
BNP Paribas	iShares® Core U.S. Aggregate Bond ETF	86	9,415	0.929%	12/19/2018	(22)
			$3,116,378			$(9,566)

Direxion Daily Utilities Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 20.4%
Money Market Funds - 20.4%
457,881	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	$457,881
	TOTAL SHORT TERM INVESTMENTS (Cost $457,881)(b)	$457,881

	TOTAL INVESTMENTS (Cost $457,881) - 20.4%	$457,881
	Other Assets in Excess of Liabilities - 79.6%	1,785,085
	TOTAL NET ASSETS - 100.0%	$2,242,966

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $457,881.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Utilities Select Sector Index	4,168	$2,212,372	0.979%	12/1/2017	$(35,846)

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 18.0%
Money Market Funds - 18.0%
52,885	Dreyfus Government Cash Management, 0.91% (a)	$52,885
201,000	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	201,000
	TOTAL SHORT TERM INVESTMENTS (Cost $253,885)(b)	$253,885

	TOTAL INVESTMENTS (Cost $253,885) - 18.0%	$253,885
	Other Assets in Excess of Liabilities - 82.0%	1,153,234
	TOTAL NET ASSETS - 100.0%	$1,407,119

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $253,885.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	6,551	$725,515	0.319%	11/17/2017	$12,947
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	6,618	695,542	(0.621)%	4/16/2018	(16,740)
			$1,421,057			$(3,793)

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.0%
Money Market Funds - 17.0%
875,095	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	$875,095
	TOTAL SHORT TERM INVESTMENTS (Cost $875,095) (b)	$875,095

	TOTAL INVESTMENTS (Cost $875,095) - 17.0%	$875,095
	Other Assets in Excess of Liabilities - 83.0%	4,285,105
	TOTAL NET ASSETS - 100.0%	$5,160,200

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $875,095.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	41,601	$5,025,730	0.499%	12/15/2017	$(177,857)

Direxion Daily S&P 500® Bull 1.25X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 94.1%
30,910	iShares Core S&P 500 ETF	$7,679,899
	TOTAL INVESTMENT COMPANIES (Cost $7,368,594)	$7,679,899

SHORT TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%
66,582	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	$66,582
	TOTAL SHORT TERM INVESTMENTS (Cost $66,582)(b)	$66,582

	TOTAL INVESTMENTS (Cost $7,435,176) - 94.9%	$7,746,481
	Other Assets in Excess of Liabilities - 5.1%	416,833
	TOTAL NET ASSETS - 100.0%	$8,163,314

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $66,582.

Long Futures Contracts (Unaudited)
July 31, 2017

Contracts		Unrealized Appreciation/ (Depreciation)
8	S&P 500® eMini Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $987,000)	$21,970

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	622	$1,518,020	(1.379)%	4/9/2018	$18,607

Direxion Daily Small Cap Bull 1.25X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 75.8%
35,000	iShares Russell 2000 ETF	$4,952,850
	TOTAL INVESTMENT COMPANIES (Cost $4,800,965)	$4,952,850

SHORT TERM INVESTMENTS - 9.8%
Money Market Funds - 9.8%
1,125	Dreyfus Government Cash Management 0.91% (a)	$1,125
642,510	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	642,510
	TOTAL SHORT TERM INVESTMENTS (Cost $643,635) (b)	$643,635

	TOTAL INVESTMENTS (Cost $5,444,600) - 85.6%	$5,596,485
	Other Assets in Excess of Liabilities - 14.4%	938,579
	TOTAL NET ASSETS - 100.0%	$6,535,064

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $643,635.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	2,257	$3,152,928	(1.129)%	1/26/2018	$65,054

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 41.0%
Money Market Funds - 41.0%
11,081,210	Dreyfus Government Cash Management, 0.91% (a)	$11,081,210
13,737,696	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	13,737,696
1,126,244	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	1,126,244
	TOTAL SHORT TERM INVESTMENTS (Cost $25,945,150) (b)	$25,945,150

	TOTAL INVESTMENTS (Cost $25,945,150) - 41.0%	$25,945,150
	Other Assets in Excess of Liabilities - 59.0%	37,397,755
	TOTAL NET ASSETS - 100.0%	$63,342,905

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,945,150.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	217,433	$5,120,569	0.771%	11/16/2017	$1,124,196
Deutsche Bank AG London	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	200,000	5,120,000	1.271%	12/1/2017	543,654
Credit Suisse International	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	596,943	14,828,064	(0.029)%	12/4/2017	2,023,275
Morgan Stanley Capital Services	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	200,000	4,868,487	1.271%	2/13/2018	815,552
Bank of America Merrill Lynch	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	1,353,995	36,309,008	0.773%	4/25/2018	1,920,209
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	42,815	1,053,379	(0.479)%	7/18/2018	565,501
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	381,000	9,431,922	(0.479)%	8/15/2018	1,305,012
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	268,080	6,752,304	(0.479)%	9/19/2018	802,440
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	316,831	8,015,260	(0.479)%	10/17/2018	913,858
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	522,966	12,926,259	(0.479)%	11/21/2018	1,815,951
BNP Paribas	Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	390,761	9,964,026	(0.479)%	12/19/2018	1,052,467
			$114,389,278			$12,882,115

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 44.8%
95,184	KraneShares CSI China Internet ETF	$5,158,973
	TOTAL INVESTMENT COMPANIES (Cost $4,829,566)	$5,158,973

SHORT TERM INVESTMENTS - 38.4%
Money Market Funds - 38.4%
4,420,000	Dreyfus Government Cash Management 0.91% (a)	$4,420,000
6,636	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	6,636
	TOTAL SHORT TERM INVESTMENTS (Cost $4,426,636) (b)	$4,426,636

	TOTAL INVESTMENTS (Cost $9,256,202) - 83.2%	$9,585,609
	Other Assets in Excess of Liabilities - 16.8%	1,936,029
	TOTAL NET ASSETS - 100.0%	$11,521,638

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,426,636.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	KraneShares CSI China Internet ETF	329,970	$17,560,165	(1.634)%	12/4/2017	$320,255

Direxion Daily Cyber Security & IT Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 47.6%
Money Market Funds - 47.6%
510,000	Dreyfus Government Cash Management, 0.91% (a)	$510,000
1,722,748	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	1,722,748
	TOTAL SHORT TERM INVESTMENTS (Cost $2,232,748) (b)	$2,232,748

	TOTAL INVESTMENTS (Cost $2,232,748) - 47.6%	$2,232,748
	Other Assets in Excess of Liabilities - 52.4%	2,462,557
	TOTAL NET ASSETS - 100.0%	$4,695,305

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,232,748.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	PureFunds ISE Cyber Security ETF	245,234	$7,428,477	(1.729)%	12/4/2017	$(249,316)
Bank of America Merrill Lynch	PureFunds ISE Cyber Security ETF	75,923	2,230,963	2.773%	4/25/2018	8,968
			$9,659,440			$(240,348)

Direxion Daily High Yield Bear 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 41.8%
Money Market Funds - 41.8%
1,581,214	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	$1,581,214
	TOTAL SHORT TERM INVESTMENTS (Cost $1,581,214)(b)	$1,581,214

	TOTAL INVESTMENTS (Cost $1,581,214) - 41.8%	$1,581,214
	Other Assets in Excess of Liabilities - 58.2%	2,200,506
	TOTAL NET ASSETS - 100.0%	$3,781,720

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,581,214.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	SPDR® Bloomberg Barclays High Yield Bond ETF	202,231	$7,515,058	0.599%	6/22/2018	$(112,865)

Direxion Daily MSCI European Financials Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 54.1%
228,024	iShares MSCI Europe Financials ETF	$5,294,717
	TOTAL INVESTMENT COMPANIES (Cost $5,190,536)	$5,294,717

SHORT TERM INVESTMENTS - 32.5%
Money Market Funds - 32.5%
2,991,902	Dreyfus Government Cash Management, 0.91%(a)	$2,991,902
189,778	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	189,778
	TOTAL SHORT TERM INVESTMENTS (Cost $3,181,680)(b)	$3,181,680

	TOTAL INVESTMENTS - 86.6% (Cost $8,372,216)	$8,476,397
	Other Assets in Excess of Liabilities - 13.4%	1,314,583
	TOTAL NET ASSETS - 100.0%	$9,790,980

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,181,680.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	iShares MSCI Europe Financials ETF	33,426	$702,863	(1.729)%	1/5/2018	$86,893
Citibank N.A.	iShares MSCI Europe Financials ETF	581,874	13,055,923	(0.729)%	6/8/2018	612,309
			$13,758,786			$699,202

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 58.7%
8,350	iShares Core S&P 500 ETF	$2,074,641
	TOTAL INVESTMENT COMPANIES (Cost $1,977,113)	$2,074,641

SHORT TERM INVESTMENTS - 13.7%
Money Market Funds - 13.7%
467,239	Dreyfus Government Cash Management, 0.91% (a)	$467,239
18,091	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	18,091
	TOTAL SHORT TERM INVESTMENTS (Cost $485,330)(b)	$485,330

	TOTAL INVESTMENTS (Cost $2,462,443) - 72.4%	$2,559,971
	Other Assets in Excess of Liabilities - 27.6%	973,850
	TOTAL NET ASSETS - 100.0%	$3,533,821

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $485,330.

Long Futures Contracts (Unaudited)
July 31, 2017

		Unrealized
		Appreciation/
Contracts		(Depreciation)
6	CME E-Mini Standard & Poor’s 500 Index Future
	Expiring September 2017 (Underlying Face Amount at Market Value $740,250)	$9,653

Long Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	915	$1,784,191	(1.569)%	3/19/2018	$512,368
Bank of America Merrill Lynch	S&P 500® Index	807	1,937,959	(1.577)%	5/25/2018	57,626
			$3,722,150			$569,994

Direxion Daily Silver Miners Index Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 49.8%
55,850	Global X Silver Miners ETF	$1,932,410
	TOTAL INVESTMENT COMPANIES (Cost $2,100,313)	$1,932,410

SHORT TERM INVESTMENTS - 17.2%
Money Market Funds - 17.2%
664,931	Dreyfus Government Cash Management, 0.91% (a)	$664,931
158	Fidelity Investments Money Market Government Portfolio, 0.87%(a)	158
	TOTAL SHORT TERM INVESTMENTS (Cost $665,089) (b)	$665,089

	TOTAL INVESTMENTS (Cost $2,765,402) - 67.0%	$2,597,499
	Other Assets in Excess of Liabilities - 33.0%	1,281,923
	TOTAL NET ASSETS - 100.0%	$3,879,422

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $665,089.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Global X Silver Miners ETF	72,592	$2,484,013	(1.469)%	12/4/2017	$24,175
Deutsche Bank AG London	Global X Silver Miners ETF	95,802	3,325,187	(1.629)%	3/2/2018	(24,662)
			$5,809,200			$(487)

Direxion Daily Silver Miners Index Bear 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 67.4%
Money Market Funds - 67.4%
50,036	Dreyfus Government Cash Management 0.91% (a)	$50,036
873,778	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	873,778
	TOTAL SHORT TERM INVESTMENTS (Cost $923,814) (b)	$923,814

	TOTAL INVESTMENTS (Cost $923,814) - 67.4%	$923,814
	Other Assets in Excess of Liabilities - 32.6%	447,745
	TOTAL NET ASSETS - 100.0%	$1,371,559

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $923,814.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Global X Silver Miners ETF	78,674	$2,619,806	1.029%	12/4/2017	$(99,923)
Deutsche Bank AG London	Global X Silver Miners ETF	607	19,634	1.029%	8/13/2018	(1,358)
			$2,639,440			$(101,281)

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 49.1%
10,100	iShares Russell 2000 ETF	$1,429,251
	TOTAL INVESTMENT COMPANIES (Cost $1,385,725)	$1,429,251

SHORT TERM INVESTMENTS - 13.7%
Money Market Funds - 13.7%
390,218	Dreyfus Government Cash Management 0.91% (a)	$390,218
9,568	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	9,568
	TOTAL SHORT TERM INVESTMENTS (Cost $399,786) (b)	$399,786

	TOTAL INVESTMENTS (Cost $1,785,511) - 62.8%	$1,829,037
	Other Assets in Excess of Liabilities - 37.2%	1,084,248
	TOTAL NET ASSETS - 100.0%	$2,913,285

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $399,786.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Russell 2000® Index	1,382	$1,945,814	(0.929)%	3/22/2018	$28,749
Credit Suisse International	Russell 2000® Index	1,704	2,380,362	(1.129)%	3/26/2018	51,521
			$4,326,176			$80,270

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 50.5%
164,460	iShares Core S&P Mid-Cap ETF	$28,861,085
	TOTAL INVESTMENT COMPANIES (Cost $28,253,284)	$28,861,085

SHORT TERM INVESTMENTS - 35.7%
Money Market Funds - 35.7%
14,009,639	Dreyfus Government Cash Management, 0.91% (a)	$14,009,639
6,403,759	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	6,403,759
	TOTAL SHORT TERM INVESTMENTS (Cost $20,413,398) (b)	$20,413,398

	TOTAL INVESTMENTS (Cost $48,666,682) - 86.2%	$49,274,483
	Other Assets in Excess of Liabilities - 13.8%	7,901,077
	TOTAL NET ASSETS - 100.0%	$57,175,560

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $20,413,398.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	S&P MidCap 400® Index	9,915	$16,916,353	(1.627)%	1/26/2018	$553,669
Credit Suisse International	S&P MidCap 400® Index	26,215	45,297,843	(1.349)%	3/7/2018	886,740
BNP Paribas	S&P MidCap 400® Index	16,156	24,620,286	(1.479)%	5/16/2018	3,932,838
Deutsche Bank AG London	S&P MidCap 400® Index	26,962	47,138,710	(1.479)%	7/24/2018	334,842
BNP Paribas	S&P MidCap 400® Index	1,781	3,042,646	(1.479)%	10/17/2018	94,069
			$137,015,838			$5,802,158

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.3%
Money Market Funds - 66.3%
2,969,903	Dreyfus Government Cash Management, 0.91% (a)	$2,969,903
2,407,569	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	2,407,569
	TOTAL SHORT TERM INVESTMENTS (Cost $5,377,472) (b)	$5,377,472

	TOTAL INVESTMENTS (Cost $5,377,472) 66.3%	$5,377,472
	Other Assets in Excess of Liabilities - 33.7%	2,730,278
	TOTAL NET ASSETS - 100.0%	$8,107,750

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,377,472.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P MidCap 400® Index	4,933	$8,500,753	0.969%	11/30/2017	$(195,332)
BNP Paribas	S&P MidCap 400® Index	870	1,457,758	0.829%	7/18/2018	(81,813)
Deutsche Bank AG London	S&P MidCap 400® Index	7,656	13,413,910	0.979%	7/24/2018	(70,169)
BNP Paribas	S&P MidCap 400® Index	356	604,730	0.829%	8/15/2018	(25,108)
			$23,977,151			$(372,422)

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 45.6%
1,114,485	SPDR® S&P 500® ETF Trust	$276,904,943
	TOTAL INVESTMENT COMPANIES (Cost $268,711,929)	$276,904,943

SHORT TERM INVESTMENTS - 29.8%
Money Market Funds - 29.8%
111,413,628	Dreyfus Government Cash Management 0.91% (a)	$111,413,628
62,409,006	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	62,409,006
7,107,877	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	7,107,877
	TOTAL SHORT TERM INVESTMENTS (Cost $180,930,511) (b)	$180,930,511

	TOTAL INVESTMENTS (Cost $449,642,440) - 75.4%	$457,835,454
	Other Assets in Excess of Liabilities - 24.6%	149,075,141
	TOTAL NET ASSETS - 100.0%	$606,910,595

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $180,930,511.

Long Futures Contracts (Unaudited)
July 31, 2017

Contracts		Unrealized Appreciation/ (Depreciation)
850	CME E-Mini S&P 500® Index Futures
	Expiring September 2017 (Underlying Face Amount at Market Value $104,868,750)	$383,950

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P 500® Index	138,427	$333,618,669	(1.579)%	12/1/2017	$8,409,783
Deutsche Bank AG London	S&P 500® Index	112,345	273,472,229	(1.579)%	12/4/2017	4,038,203
Credit Suisse International	S&P 500® Index	201,739	490,996,015	(1.569)%	12/4/2017	7,280,373
BNP Paribas	S&P 500® Index	25,000	60,751,500	(1.579)%	12/20/2017	1,011,277
Morgan Stanley Capital Services	S&P 500® Index	15,000	35,520,900	(1.679)%	5/1/2018	1,519,772
Bank of America Merrill Lynch	S&P 500® Index	90,000	218,617,501	(1.577)%	7/26/2018	3,699,104
			$1,412,976,814			$25,958,512

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 3.2%
399,000	Direxion Daily S&P 500® Bear 1X Shares (a)(b)	$13,298,670
	TOTAL INVESTMENT COMPANIES (Cost $15,405,218)	$13,298,670

SHORT TERM INVESTMENTS - 66.1%
Money Market Funds - 66.1%
129,129,467	Dreyfus Government Cash Management 0.91% (c)	$129,129,467
130,069,872	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(c)	130,069,872
14,654,667	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (c)	14,654,667
	TOTAL SHORT TERM INVESTMENTS (Cost $273,854,006) (d)	$273,854,006

	TOTAL INVESTMENTS (Cost $289,259,224) - 69.3%	$287,152,676
	Other Assets in Excess of Liabilities - 30.7%	127,430,548
	TOTAL NET ASSETS - 100.0%	$414,583,224

Percentages are stated as a percent of net assets.

(a)  Affiliate of the Adviser, Rafferty Asset Management, LLC.

(b)  Non-income producing security.

(c)  Represents annualized seven-day yield at July 31, 2017.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $273,854,006.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P 500® Index	113,854	$276,172,790	1.379%	12/4/2017	$(5,137,115)
Deutsche Bank AG London	S&P 500® Index	129,563	315,284,320	1.379%	12/4/2017	(4,841,665)
UBS Securities LLC	S&P 500® Index	99,681	239,692,241	1.379%	4/5/2018	(7,070,054)
Morgan Stanley Capital Services	S&P 500® Index	25,000	59,201,500	1.429%	5/1/2018	(2,632,440)
BNP Paribas	S&P 500® Index	10,865	23,814,770	1.379%	6/20/2018	(3,246,155)
Bank of America Merrill Lynch	S&P 500® Index	90,000	218,705,400	1.377%	7/26/2018	(3,696,200)
BNP Paribas	S&P 500® Index	6,415	14,528,352	1.379%	8/15/2018	(1,419,438)
BNP Paribas	S&P 500® Index	5,141	12,047,991	1.379%	10/17/2018	(690,841)
BNP Paribas	S&P 500® Index	9,348	22,302,690	1.379%	11/21/2018	(841,877)
BNP Paribas	S&P 500® Index	8,231	19,396,834	1.379%	12/19/2018	(956,352)
			$1,201,146,888			$(30,532,137)

Direxion Daily Small Cap Bull 3X Shares
Long Equity Swap Contracts (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 51.4%
2,016,728	iShares Russell 2000 ETF	$285,387,179
	TOTAL INVESTMENT COMPANIES (Cost $284,514,877)	$285,387,179
SHORT TERM INVESTMENTS - 38.9%
Money Market Funds - 38.9%
118,645,059	Dreyfus Government Cash Management 0.91% (a)	$118,645,059
97,065,341	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	97,065,341
	TOTAL SHORT TERM INVESTMENTS (Cost $215,710,400) (b)	$215,710,400

	TOTAL INVESTMENTS (Cost $500,225,277) - 90.3%	$501,097,579
	Other Assets in Excess of Liabilities - 9.7%	53,772,437
	TOTAL NET ASSETS - 100.0%	$554,870,016

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $215,710,400.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	Russell 2000® Index	161,220	$225,072,793	(1.129)%	12/20/2017	$4,781,733
UBS Securities LLC	Russell 2000® Index	208,125	282,964,165	(1.129)%	2/16/2018	14,077,780
Credit Suisse International	Russell 2000® Index	165,272	229,523,904	(1.129)%	2/20/2018	6,118,123
Citibank N.A.	Russell 2000® Index	128,448	182,158,206	(1.129)%	4/19/2018	885,979
Deutsche Bank AG London	Russell 2000® Index	106,064	149,910,355	(1.129)%	6/8/2018	1,271,398
Bank of America Merrill Lynch	Russell 2000® Index	168,850	229,199,059	(1.127)%	7/26/2018	11,628,411
BNP Paribas	Russell 2000® Index	8,595	12,190,844	(1.129)%	1/16/2019	57,127
BNP Paribas	Russell 2000® Index	21,217	30,596,173	(1.129)%	2/20/2019	(366,186)
			$1,341,615,499			$38,454,365

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 66.0%
Money Market Funds - 66.0%
241,788,052	Dreyfus Government Cash Management 0.91% (a)	$241,788,052
202,926,683	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	202,926,683
23,278,539	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	23,278,539
	TOTAL SHORT TERM INVESTMENTS (Cost $467,993,274) (b)	$467,993,274

	TOTAL INVESTMENTS (Cost $467,993,274) - 66.0%	$467,993,274
	Other Assets in Excess of Liabilities - 34.0%	240,686,544
	TOTAL NET ASSETS - 100.0%	$708,679,818

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $467,993,274.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Russell 2000® Index	188,386	$263,377,791	0.919%	12/4/2017	$(5,322,988)
Morgan Stanley Capital Services	Russell 2000® Index	57,247	78,456,300	0.779%	1/9/2018	(3,409,930)
UBS Securities LLC	Russell 2000® Index	314,991	438,704,384	0.929%	2/23/2018	(11,617,601)
Citibank N.A.	Russell 2000® Index	278,328	393,791,569	0.759%	5/7/2018	(3,025,950)
Deutsche Bank AG London	Russell 2000® Index	209,375	295,874,763	0.929%	6/11/2018	(2,482,402)
Bank of America Merrill Lynch	Russell 2000® Index	237,881	330,955,279	0.927%	11/27/2018	(8,369,855)
BNP Paribas	Russell 2000® Index	163,384	225,630,363	0.929%	12/19/2018	(7,527,196)
BNP Paribas	Russell 2000® Index	38,000	54,645,321	0.929%	2/20/2019	495,580
			$2,081,435,770			$(41,260,342)

Direxion Daily EURO STOXX 50® Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 39.0%
39,267	SPDR® EURO STOXX 50® ETF	$1,559,685
	TOTAL INVESTMENT COMPANIES (Cost $1,537,575)	$1,559,685

SHORT TERM INVESTMENTS - 51.2%
Money Market Funds - 51.2%
2,050,391	Dreyfus Government Cash Management, 0.91% (a)	$2,050,391
	TOTAL SHORT TERM INVESTMENTS (Cost $2,050,391) (b)	$2,050,391

	TOTAL INVESTMENTS - (Cost $3,587,966) - 90.2%	$3,610,076
	Other Assets in Excess of Liabilities - 9.8%	388,970
	TOTAL NET ASSETS - 100.0%	$3,999,046

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,050,391.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	SPDR® EURO STOXX 50® ETF	262,776	$10,250,601	(1.429)%	12/4/2017	$179,939

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 44.0%
1,894,489	iShares China Large-Cap ETF	$80,591,562
	TOTAL INVESTMENT COMPANIES (Cost $75,243,742)	$80,591,562

SHORT TERM INVESTMENTS - 35.0%
Money Market Funds - 35.0%
45,900,655	Dreyfus Government Cash Management, 0.91% (a)	$45,900,655
5,168	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	5,168
18,064,328	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	18,064,328
	TOTAL SHORT TERM INVESTMENTS (Cost $63,970,151) (b)	$63,970,151

	TOTAL INVESTMENTS (Cost $139,213,893) - 79.0%	$144,561,713
	Other Assets in Excess of Liabilities - 21.0%	38,317,761
	TOTAL NET ASSETS - 100.0%	$182,879,474

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $63,970,151.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	3,473,770	$140,738,980	(1.069)%	12/4/2017	$7,227,968
Deutsche Bank AG London	iShares China Large-Cap ETF	3,688,784	149,260,977	(0.729)%	12/4/2017	7,841,247
Citibank N.A.	iShares China Large-Cap ETF	1,740,000	70,470,000	(1.179)%	12/5/2017	3,723,551
Morgan Stanley Capital Services	iShares China Large-Cap ETF	2,100,000	80,150,989	(1.079)%	3/8/2018	9,320,652
			$440,620,946			$28,113,418

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.1%
Money Market Funds - 85.1%
31,534,945	Dreyfus Government Cash Management, 0.91% (a)	$31,534,945
7,326,205	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	7,326,205
	TOTAL SHORT TERM INVESTMENTS (Cost $38,861,150) (b)	$38,861,150

	TOTAL INVESTMENTS (Cost $38,861,150) - 85.1%	$38,861,150
	Other Assets in Excess of Liabilities -14.9%	6,813,481
	TOTAL NET ASSETS - 100.0%	$45,674,631

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $38,861,150.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares China Large-Cap ETF	1,740,000	$66,481,499	0.579%	12/19/2017	$(7,745,776)
Deutsche Bank AG London	iShares China Large-Cap ETF	812,519	31,150,477	0.129%	3/23/2018	(3,556,455)
Credit Suisse International	iShares China Large-Cap ETF	668,557	27,078,284	0.649%	3/26/2018	(1,350,937)
			$124,710,260			$(12,653,168)

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 46.2%
507,462	Vanguard FTSE Europe ETF	$28,773,095
	TOTAL INVESTMENT COMPANIES (Cost $27,232,879)	$28,773,095

SHORT TERM INVESTMENTS - 24.7%
Money Market Funds - 24.7%
5,985,068	Dreyfus Government Cash Management 0.91% (a)	$5,985,068
9,394,018	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	9,394,018
	TOTAL SHORT TERM INVESTMENTS (Cost $15,379,086)(b)	$15,379,086

	TOTAL INVESTMENTS (Cost $42,611,965) - 70.9%	$44,152,181
	Other Assets in Excess of Liabilities - 29.1%	18,110,289
	TOTAL NET ASSETS - 100.0%	$62,262,470

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,379,086.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Vanguard FTSE Europe ETF	508,010	$24,983,175	(1.579)%	11/13/2017	$4,193,385
Bank of America Merrill Lynch	Vanguard FTSE Europe ETF	504,624	23,727,532	(1.827)%	11/27/2017	5,269,359
Credit Suisse International	Vanguard FTSE Europe ETF	1,774,223	99,325,041	(1.629)%	12/4/2017	2,089,488
			$148,035,748			$11,552,232

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 47.3%
221,723	iShares Latin America 40 ETF	$7,312,425
	TOTAL INVESTMENT COMPANIES (Cost $6,956,522)	$7,312,425

SHORT TERM INVESTMENTS - 28.8%
Money Market Funds - 28.8%
2,403,726	Dreyfus Government Cash Management, 0.91% (a)	$2,403,726
2,058,803	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	2,058,803
	TOTAL SHORT TERM INVESTMENTS (Cost $4,462,529) (b)	$4,462,529

	TOTAL INVESTMENTS (Cost $11,419,051) - 76.1%	$11,774,954
	Other Assets in Excess of Liabilities - 23.9%	3,701,261
	TOTAL NET ASSETS - 100.0%	$15,476,215

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $4,462,529.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares Latin America 40 ETF	236,149	$7,333,703	(1.429)%	12/4/2017	$486,588
Citibank N.A.	iShares Latin America 40 ETF	323,550	9,271,899	(1.479)%	2/9/2018	1,439,603
Deutsche Bank AG London	iShares Latin America 40 ETF	371,144	11,635,866	(1.479)%	3/16/2018	597,907
BNP Paribas	iShares Latin America 40 ETF	46,145	1,489,561	(1.479)%	9/18/2018	23,705
BNP Paribas	iShares Latin America 40 ETF	209,079	6,365,638	(1.479)%	12/19/2018	512,522
			$36,096,667			$3,060,325

Direxion Daily MSCI Brazil Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 43.4%
1,490,939	iShares MSCI Brazil Capped ETF	$56,357,494
	TOTAL INVESTMENT COMPANIES (Cost $57,820,620)	$56,357,494

SHORT TERM INVESTMENTS - 28.3%
Money Market Funds - 28.3%
6,089,730	Dreyfus Government Cash Management, 0.91% (a)	$6,089,730
30,697,703	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	30,697,703
	TOTAL SHORT TERM INVESTMENTS (Cost $36,787,433) (b)	$36,787,433

	TOTAL INVESTMENTS (Cost $94,608,053) - 71.7%	$93,144,927
	Other Assets in Excess of Liabilities - 28.3%	36,692,076
	TOTAL NET ASSETS - 100.0%	$129,837,003

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $36,787,433.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI Brazil Capped ETF	4,938,548	$168,059,396	(1.229)%	12/4/2017	$18,971,893
UBS Securities LLC	iShares MSCI Brazil Capped ETF	1,862,816	64,232,806	(1.229)%	11/30/2018	6,233,673
Citibank N.A.	iShares MSCI Brazil Capped ETF	937,978	31,769,357	(1.229)%	2/20/2018	3,876,570
BNP Paribas	iShares MSCI Brazil Capped ETF	132,514	5,077,627	(1.229)%	11/21/2018	(82,529)
BNP Paribas	iShares MSCI Brazil Capped ETF	941,699	31,882,885	(1.229)%	12/19/2018	3,662,133
			$301,022,071			$32,661,740

Direxion Daily MSCI Developed Markets Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 35.0%
149,521	iShares MSCI EAFE ETF	$10,007,440
	TOTAL INVESTMENT COMPANIES (Cost $9,979,070)	$10,007,440

SHORT TERM INVESTMENTS - 40.3%
Money Market Funds - 40.3%
9,551,771	Dreyfus Government Cash Management, 0.91% (a)	$9,551,771
1,958,981	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	1,958,981
	TOTAL SHORT TERM INVESTMENTS (Cost $11,510,752) (b)	$11,510,752

	TOTAL INVESTMENTS (Cost $21,489,822) - 75.3%	$21,518,192
	Other Assets in Excess of Liabilities -24.7%	7,067,228
	TOTAL NET ASSETS - 100.0%	$28,585,420

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $11,510,752.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	iShares MSCI EAFE ETF	75,111	$4,962,042	(1.479)%	11/17/2017	$132,810
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	90,000	5,961,600	(1.627)%	12/1/2017	140,469
Deutsche Bank AG London	iShares MSCI EAFE ETF	499,393	33,035,320	(1.429)%	12/1/2017	734,502
Credit Suisse International	iShares MSCI EAFE ETF	467,274	31,018,024	(0.999)%	12/4/2017	533,536
			$74,976,986			$1,541,317

Direxion Daily MSCI Developed Markets Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 92.0%
Money Market Funds - 92.0%
3,299,161	Dreyfus Government Cash Management, 0.91% (a)	$3,299,161
556,790	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	556,790
	TOTAL SHORT TERM INVESTMENTS (Cost $3,855,951) (b)	$3,855,951

	TOTAL INVESTMENTS (Cost $3,855,951) - 92.0%	$3,855,951
	Other Assets in Excess of Liabilities - 8.0%	337,551
	TOTAL NET ASSETS - 100.0%	$4,193,502

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $3,855,951.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI EAFE ETF	22,855	$1,498,499	1.089%	11/8/2017	$(30,171)
Citibank N.A.	iShares MSCI EAFE ETF	75,111	4,817,249	1.029%	3/7/2018	(279,177)
Bank of America Merrill Lynch	iShares MSCI EAFE ETF	90,000	5,444,775	1.327%	7/26/2018	(647,249)
			$11,760,523			$(956,597)

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 42.9%
2,139,205	iShares MSCI Emerging Markets ETF	$93,697,179
	TOTAL INVESTMENT COMPANIES (Cost $90,886,477)	$93,697,179

SHORT TERM INVESTMENTS - 43.4%
Money Market Funds - 43.4%
47,771,856	Dreyfus Government Cash Management, 0.91% (a)	$47,771,856
47,186,317	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	47,186,317
	TOTAL SHORT TERM INVESTMENTS (Cost $94,958,173) (b)	$94,958,173

	TOTAL INVESTMENTS (Cost $185,844,650) - 86.3%	$188,655,352
	Other Assets in Excess of Liabilities - 13.7%	30,009,496
	TOTAL NET ASSETS - 100.0%	$218,664,848

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $94,958,173.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	2,278,126	$94,701,447	(1.229)%	12/1/2017	$5,230,220
Credit Suisse International	iShares MSCI Emerging Markets ETF	2,267,015	95,034,822	(0.999)%	12/4/2017	4,444,962
Citibank N.A.	iShares MSCI Emerging Markets ETF	3,017,782	127,012,386	(1.279)%	12/5/2017	5,235,057
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	2,261,376	89,991,577	(1.377)%	4/25/2018	9,110,801
BNP Paribas	iShares MSCI Emerging Markets ETF	2,702,271	111,420,480	(1.229)%	12/19/2018	6,698,120
BNP Paribas	iShares MSCI Emerging Markets ETF	311,291	13,497,164	(1.229)%	2/20/2019	131,398
			$531,657,876			$30,850,558

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.5%
Money Market Funds - 85.5%
29,513,682	Dreyfus Government Cash Management, 0.91% (a)	$29,513,682
56,642,811	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	56,642,811
	TOTAL SHORT TERM INVESTMENTS (Cost $86,156,493)(b)	$86,156,493

	TOTAL INVESTMENTS (Cost $86,156,493) - 85.5%	$86,156,493
	Other Assets in Excess of Liabilities - 14.5%	14,655,036
	TOTAL NET ASSETS - 100.0%	$100,811,529

 Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $86,156,493.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation /(Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets ETF	1,315,228	$52,201,383	0.977%	11/27/2017	$(5,673,431)
Credit Suisse International	iShares MSCI Emerging Markets ETF	739,653	29,108,440	0.729%	12/19/2017	(3,361,622)
BNP Paribas	iShares MSCI Emerging Markets ETF	2,716,401	111,997,213	1.029%	12/19/2018	(6,834,977)
Citibank N.A.	iShares MSCI Emerging Markets ETF	977,454	41,180,829	0.579%	3/22/2018	(1,618,539)
UBS Securities LLC	iShares MSCI Emerging Markets ETF	1,156,194	46,741,314	0.779%	3/26/2018	(3,987,902)
			$281,229,179			$(21,476,471)

Direxion Daily India Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 45.1%
1,432,447	iShares MSCI India ETF	$49,218,879
	TOTAL INVESTMENT COMPANIES (Cost $44,071,009)	$49,218,879

SHORT TERM INVESTMENTS - 26.1%
Money Market Funds - 26.1%
20,762,935	Dreyfus Government Cash Management, 0.91%(a)	$20,762,935
7,715,028	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	7,715,028
	TOTAL SHORT TERM INVESTMENTS (Cost $28,477,963)(b)	$28,477,963

	TOTAL INVESTMENTS (Cost $72,548,972) - 71.2%	$77,696,842
	Other Assets in Excess of Liabilities - 28.8%	31,495,901
	TOTAL NET ASSETS - 100.0%	$109,192,743

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts.  Total value of securities segregated amounted to $28,477,963.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares MSCI India ETF	3,981,134	$126,387,164	(1.629)%	12/1/2017	$10,496,893
UBS Securities LLC	iShares MSCI India ETF	1,537,599	51,009,547	(1.779)%	12/1/2017	1,854,099
Citibank N.A.	iShares MSCI India ETF	2,582,553	84,506,843	(1.429)%	3/22/2018	4,272,292
			$261,903,554			$16,623,284

Direxion Daily MSCI Japan Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 44.3%
72,000	iShares MSCI Japan ETF	$3,942,720
	TOTAL INVESTMENT COMPANIES (Cost $3,674,088)	$3,942,720

SHORT TERM INVESTMENTS - 33.1%
Money Market Funds - 33.1%
2,112,829	Dreyfus Government Cash Management, 0.91% (a)	$2,112,829
839,084	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	839,084
	TOTAL SHORT TERM INVESTMENTS (Cost $2,951,913) (b)	$2,951,913

	TOTAL INVESTMENTS (Cost $6,626,001) - 77.4%	$6,894,633
	Other Assets in Excess of Liabilities - 22.6%	2,014,645
	TOTAL NET ASSETS - 100.0%	$8,909,278

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,951,913.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares MSCI Japan ETF	200,672	$10,143,983	(1.429)%	2/16/2018	$945,933
Credit Suisse International	iShares MSCI Japan ETF	157,756	8,425,140	(1.529)%	3/27/2018	231,894
BNP Paribas	iShares MSCI Japan ETF	13,638	687,810	(1.479)%	7/18/2018	54,278
BNP Paribas	iShares MSCI Japan ETF	39,019	1,989,978	(1.479)%	8/15/2018	134,241
BNP Paribas	iShares MSCI Japan ETF	3,315	171,022	(1.479)%	9/19/2018	9,511
BNP Paribas	iShares MSCI Japan ETF	1,690	86,326	(1.479)%	10/17/2018	5,860
			$21,504,259			$1,381,717

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.7%
Money Market Funds - 77.7%
2,430,000	Dreyfus Government Cash Management 0.91% (a)	$2,430,000
	TOTAL SHORT TERM INVESTMENTS (Cost $2,430,000) (b)	$2,430,000

	TOTAL INVESTMENTS (Cost $2,430,000) - 77.7%	$2,430,000
	Other Assets in Excess of Liabilities - 22.3%	695,406
	TOTAL NET ASSETS - 100.0%	$3,125,406

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,430,000.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	MSCI Mexico IMI 25/50 Index	166,542	$9,402,439	(0.727)%	8/28/2018	$(29,324)

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 52.3%
94,400	iShares MSCI South Korea Capped ETF	$6,579,680
	TOTAL INVESTMENT COMPANIES (Cost $5,868,982)	$6,579,680

SHORT TERM INVESTMENTS - 25.2%
Money Market Funds - 25.2%
85	Dreyfus Government Cash Management 0.91% (a)	$85
3,176,367	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	3,176,367
	TOTAL SHORT TERM INVESTMENTS (Cost $3,176,452) (b)	$3,176,452

	TOTAL INVESTMENTS (Cost $9,045,434) - 77.5%	$9,756,132
	Assets in Excess of Liabilities - 22.5%	2,834,545
	TOTAL NET ASSETS - 100.0%	$12,590,677

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,176,452.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares MSCI South Korea Capped ETF	447,523	$31,540,622	(1.529)%	12/4/2017	$(367,777)

Direxion Daily Russia Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 43.7%
3,293,206	Market Vectors® Russia ETF	$65,897,052
	TOTAL INVESTMENT COMPANIES (Cost $70,950,446)	$65,897,052

SHORT TERM INVESTMENTS - 45.1%
Money Market Funds - 45.1%
45,564,234	Dreyfus Government Cash Management, 0.91% (a)	$45,564,234
22,333,480	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	22,333,480
	TOTAL SHORT TERM INVESTMENTS (Cost $67,897,714) (b)	$67,897,714

	TOTAL INVESTMENTS (Cost $138,848,160) - 88.8%	$133,794,766
	Other Assets in Excess of Liabilities - 11.2%	16,899,586
	TOTAL NET ASSETS - 100.0%	$150,694,352

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $67,897,714.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	VanEck VectorsTM Russia ETF	4,071,014	$80,437,552	(1.729)%	12/4/2017	$882,183
BNP Paribas	VanEck VectorsTM Russia ETF	2,581,840	50,655,701	(1.579)%	12/19/2017	880,484
Citibank N.A.	VanEck VectorsTM Russia ETF	2,089,022	43,267,636	(1.729)%	2/20/2018	(1,667,620)
Credit Suisse International	VanEck VectorsTM Russia ETF	4,030,646	77,279,030	(1.649)%	2/20/2018	3,271,532
Bank of America Merrill Lynch	VanEck VectorsTM Russia ETF	3,014,485	62,791,723	(1.677)%	4/25/2018	(2,802,682)
Bank of America Merrill Lynch	iShares MSCI Russia Capped ETF	2,350,000	69,385,675	(0.977)%	6/26/2018	1,143,753
			$383,817,317			$1,707,650

Direxion Daily Russia Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 79.4%
Money Market Funds - 79.4%
12,461,711	Dreyfus Government Cash Management, 0.91%(a)	$12,461,711
14,321,966	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	14,321,966
	TOTAL SHORT TERM INVESTMENTS (Cost $26,783,677)(b)	$26,783,677

	TOTAL INVESTMENTS (Cost $26,783,677) - 79.4%	$26,783,677
	Other Assets in Excess of Liabilities - 20.6%	6,955,740
	TOTAL NET ASSETS - 100.0%	$33,739,417

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,783,677.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	VanEck VectorsTM Russia ETF	554,300	$9,515,428	0.829%	12/19/2017	$(1,538,707)
Credit Suisse International	VanEck VectorsTM Russia ETF	842,917	16,168,920	1.229%	3/14/2018	(684,142)
Deutsche Bank AG London	VanEck VectorsTM Russia ETF	1,195,524	23,978,773	0.729%	3/23/2018	61,814
Citibank N.A.	VanEck VectorsTM Russia ETF	1,841,155	37,231,332	0.729%	4/19/2018	448,984
BNP Paribas	VanEck VectorsTM Russia ETF	624,501	11,076,432	0.829%	5/16/2018	(1,380,752)
			$97,970,885			$(3,092,803)

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
COMMON STOCKS - 52.2%
Administrative and Support Services - 0.5%
1,237	ManTech International Corp.	$49,134
Computer and Electronic Product Manufacturing - 11.5%
2,881	Aerojet Rocketdyne Holdings, Inc. (a)	67,559
1,134	Cubic Corp.	54,035
1,234	Engility Holdings, Inc. (a)	35,996
1,064	L3 Technologies, Inc.	186,168
1,710	Mercury Systems, Inc. (a)	75,086
1,274	Northrop Grumman Corp.	335,228
1,171	Orbital ATK, Inc.	119,653
2,071	Raytheon Co.	355,736
		1,229,461
Electrical Equipment, Appliance, and Component Manufacturing - 0.5%
2,268	Axon Enterprise, Inc. (a)	55,770
Fabricated Metal Product Manufacturing - 2.0%
2,368	American Outdoor Brands Corp. (a)	48,947
2,202	BWX Technologies, Inc.	116,001
797	Sturm, Ruger & Co, Inc.	45,907
		210,855
Machinery Manufacturing - 0.8%
846	Esterline Technologies Corp. (a)	81,639
Merchant Wholesalers, Durable Goods - 2.4%
2,054	Hexcel Corp.	105,103
757	Huntington Ingalls Industries, Inc.	156,025
		261,128
Miscellaneous Manufacturing - 1.7%
3,678	Textron, Inc.	180,700
Primary Metal Manufacturing - 1.4%
6,228	Arconic, Inc.	154,392
Professional, Scientific, and Technical Services - 1.7%
2,153	DigitalGlobe, Inc. (a)	75,139
808	Teledyne Technologies, Inc. (a)	110,163
		185,302
Transportation Equipment Manufacturing - 29.7%
1,477	AAR Corp.	55,240
1,256	AeroVironment, Inc. (a)	47,464
1,296	Astronics Corp. (a)	37,908
2,659	Boeing Co.	644,701
1,078	Curtiss-Wright Corp.	103,941
1,836	General Dynamics Corp.	360,462
1,319	HEICO Corp.	93,715
930	HEICO Corp. Class A	74,744
1,563	KLX, Inc. (a)	81,151
3,993	Kratos Defense & Security Solutions, Inc. (a)	43,943
1,458	Lockheed Martin Corp.	425,925
1,034	Moog, Inc. Class A (a)	76,847
738	RBC Bearings, Inc. (a)	76,265
1,914	Rockwell Collins, Inc.	203,898
2,232	Spirit AeroSystems Holdings, Inc.	134,880
654	TransDigm Group, Inc.	184,520
1,877	Triumph Group, Inc.	48,051
3,838	United Technologies Corp.	455,072
3,798	Wesco Aircraft Holdings, Inc. (a)	41,208
		3,189,935
	TOTAL COMMON STOCKS (Cost $5,408,963)	$5,598,316

SHORT TERM INVESTMENTS - 37.2%
Money Market Funds - 37.2%
3,997,535	Dreyfus Government Cash Management, 0.91% (b)	$3,997,535
2	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (b)	2
	TOTAL SHORT TERM INVESTMENTS (Cost $3,997,537) (c)	$3,997,537

	TOTAL INVESTMENTS - (Cost $9,406,500) - 89.4%	$9,595,853
	Other Assets in Excess of Liabilities - 10.6%	1,142,554
	TOTAL NET ASSETS - 100.0%	$10,738,407

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at July 31, 2017.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,997,537.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Dow Jones U.S. Select Aerospace & Defense Index	304	$6,197,005	(1.577)%	12/4/2017	$40,114
Citibank N.A.	Dow Jones U.S. Select Aerospace & Defense Index	992	19,867,635	(1.479)%	12/6/2017	477,671
			$26,064,640			$517,785

Direxion Daily Energy Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 61.1%
4,943,036	Energy Select Sector SPDR® Fund	$329,305,058
	TOTAL INVESTMENT COMPANIES (Cost $353,326,609)	$329,305,058

SHORT TERM INVESTMENTS - 27.4%
Money Market Funds - 27.4%
98,570,507	Dreyfus Government Cash Management, 0.91%(a)	$98,570,507
49,393,143	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	49,393,143
	TOTAL SHORT TERM INVESTMENTS (Cost $147,963,650)(b)	$147,963,650

	TOTAL INVESTMENTS (Cost $501,290,259) - 88.5%	$477,268,708
	Other Assets in Excess of Liabilities - 11.5%	62,046,980
	TOTAL NET ASSETS - 100.0%	$539,315,688

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $147,963,650.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Energy Select Sector Index	300,000	199,125,000	(1.647)%	12/1/2017	1,161,646
UBS Securities LLC	Energy Select Sector Index	500,000	329,287,452	(1.479)%	12/1/2017	4,524,030
Credit Suisse International	Energy Select Sector Index	528,639	348,376,479	(1.629)%	12/4/2017	4,588,349
Deutsche Bank AG London	Energy Select Sector Index	250,000	164,330,000	(1.729)%	12/4/2017	2,525,345
Citibank N.A.	Energy Select Sector Index	350,000	230,062,000	(1.579)%	12/5/2017	3,569,544
			$1,271,180,931			$16,368,914

Direxion Daily Energy Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.3%
Money Market Funds - 64.3%
2,851,272	Dreyfus Government Cash Management, 0.91%(a)	$2,851,272
25,821,053	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	25,821,053
	TOTAL SHORT TERM INVESTMENTS (Cost $28,672,325)(b)	$28,672,325

	TOTAL INVESTMENTS (Cost $28,672,325) - 64.3%	$28,672,325
	Other Assets in Excess of Liabilities - 35.7%	15,924,358
	TOTAL NET ASSETS - 100.0%	$44,596,683

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $28,672,325.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Energy Select Sector Index	181,017	$118,815,725	1.229%	12/4/2017	$(2,090,316)
Deutsche Bank AG London	Energy Select Sector Index	19,220	12,353,340	1.479%	12/4/2017	(477,276)
			$131,169,065			$(2,567,592)

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
COMMON STOCKS - 53.2%
Accommodation - 0.2%
122,468	Host Hotels & Resorts, Inc.	$2,285,253
21,597	Park Hotels & Resorts, Inc.	581,607
		2,866,860
Administrative and Support Services - 3.7%
19,650	Broadridge Financial Solutions, Inc.	1,490,649
90,220	Colony NorthStar, Inc.	1,320,821
19,740	CoreCivic, Inc.	546,798
19,985	Equifax, Inc.	2,906,618
44,017	Iron Mountain, Inc.	1,603,539
27,901	Moody’s Corp.	3,672,609
47,406	Navient Corp.	699,239
190,201	PayPal Holdings, Inc. (a)	11,136,269
30,426	Total System Services, Inc.	1,930,834
21,369	TransUnion (a)	979,341
310,531	Visa, Inc. Class A	30,916,466
		57,203,183
Amusement, Gambling, and Recreation Industries - 0.1%
25,461	Global Payments, Inc.	2,402,755

Computer and Electronic Product Manufacturing - 0.0% (†)
14,157	CoreLogic, Inc. (a)	644,851

Credit Intermediation and Related Activities - 21.1%
77,258	Ally Financial, Inc.	1,749,121
124,695	American Express Co.	10,627,755
25,562	Ameriprise Financial, Inc.	3,703,423
25,377	Associated Banc-Corp	607,779
1,673,870	Bank of America Corp.	40,373,744
7,054	Bank of Hawaii Corp.	590,208
169,363	Bank of New York Mellon Corp.	8,981,320
19,139	Bank of the Ozarks, Inc.	825,848
17,458	BankUnited, Inc.	600,904
136,072	BB&T Corp.	6,438,927
4,188	BOK Financial Corp.	356,273
80,793	Capital One Financial Corp.	6,962,741
33,958	CIT Group, Inc.	1,618,099
462,988	Citigroup, Inc.	31,691,529
85,086	Citizens Financial Group, Inc.	2,984,817
29,587	Comerica, Inc.	2,139,436
14,968	Commerce Bancshares, Inc.	868,743
1,876	Credit Acceptance Corp. (a)	467,312
63,597	Discover Financial Services	3,875,601
24,100	East West Bancorp, Inc.	1,373,218
8,417	Euronet Worldwide, Inc. (a)	813,166
53,843	F.N.B. Corp.	737,649
55,168	Fidelity National Information Services, Inc.	5,032,425
126,043	Fifth Third Bancorp	3,365,348
8,902	First Hawaiian, Inc.	262,609
38,781	First Horizon National Corp.	675,953
26,248	First Republic Bank	2,633,462
15,398	FleetCor Technologies, Inc. (a)	2,341,420
181,266	Huntington Bancshares, Inc.	2,401,774
594,391	JPMorgan Chase & Co.	54,565,094
183,235	KeyCorp	3,305,559
24,274	M&T Bank Corp.	3,960,303
158,290	MasterCard, Inc. Class A	20,229,462
79,752	New York Community Bancorp, Inc.	1,047,144
35,081	Northern Trust Corp.	3,069,938
8,918	OneMain Holdings, Inc. (a)	238,467
20,178	PacWest Bancorp	968,948
57,405	People’s United Financial, Inc.	1,001,143
12,172	Pinnacle Financial Partners, Inc.	777,791
81,281	PNC Financial Services Group, Inc.	10,468,993
16,868	Popular, Inc.	710,817
11,128	Prosperity Bancshares, Inc.	713,305
201,773	Regions Financial Corp.	2,945,886
24,763	Santander Consumer USA Holdings, Inc. (a)	317,214
9,068	Signature Bank (a)	1,256,643
72,264	SLM Corp. (a)	800,685

62,877	State Street Corp.	5,862,023
81,155	SunTrust Banks, Inc.	4,649,370
8,802	SVB Financial Group (a)	1,570,629
136,471	Synchrony Financial	4,137,801
20,299	Synovus Financial Corp.	882,600
26,617	TCF Financial Corp.	419,484
8,815	TFS Financial Corp.	140,864
265,943	U.S. Bancorp	14,036,472
15,356	Webster Financial Corp.	797,437
754,930	Wells Fargo & Co.	40,720,924
16,338	Western Alliance Bancorp (a)	823,108
79,112	Western Union Co.	1,562,462
33,603	Zions Bancorporation	1,522,888
		328,604,058
Data Processing, Hosting and Related Services - 0.5%
6,202	Dun & Bradstreet Corp.	686,933
61,924	First Data Corp. (a)	1,155,502
35,580	Fiserv, Inc. (a)	4,572,030
6,569	WEX, Inc. (a)	713,919
		7,128,384
Forestry and Logging - 0.0% (†)
21,557	Rayonier, Inc.	626,662

Funds, Trusts, and Other Financial Vehicles - 0.1%
59,579	AGNC Investment Corp.	1,261,883
31,394	Chimera Investmentt Corp.	590,835
		1,852,718
Insurance Carriers and Related Activities - 11.3%
65,209	Aflac, Inc.	5,200,418
2,493	Alleghany Corp. (a)	1,529,057
61,159	Allstate Corp.	5,565,469
11,782	American Financial Group, Inc.	1,194,695
155,002	American International Group, Inc.	10,144,881
1,241	American National Insurance Co.	147,679
43,726	Aon PLC	6,041,621
19,313	Arch Capital Group Ltd. (a)	1,878,382
29,838	Arthur J. Gallagher & Co.	1,754,176
9,956	Aspen Insurance Holdings Ltd.	485,853
9,165	Assurant, Inc.	964,800
20,136	Assured Guaranty Ltd.	906,321
7,284	Athene Holding Ltd. (a)	368,060
13,960	Axis Capital Holdings Ltd.	901,537
323,333	Berkshire Hathaway, Inc. Class B (a)	56,573,575
19,667	Brown & Brown, Inc.	877,148
78,132	Chubb Limited	11,443,213
25,799	Cincinnati Financial Corp.	1,964,852
4,534	CNA Financial Corp.	235,541
4,140	Erie Indemnity Co. Class A	527,684
6,815	Everest Re Group Ltd.	1,788,188
18,026	First American Financial Corp.	872,639
7,118	Hanover Insurance Group, Inc.	675,213
61,284	Hartford Financial Services Group, Inc.	3,370,620
37,582	Lincoln National Corp.	2,745,741
46,691	Loews Corp.	2,272,918
2,289	Markel Corp. (a)	2,452,686
86,351	Marsh & McLennan Companies, Inc.	6,732,787
4,576	Mercury General Corp.	274,057
153,821	MetLife, Inc.	8,460,155
40,868	Old Republic International Corp.	801,830
44,735	Principal Financial Group, Inc.	2,986,061
8,807	ProAssurance Corp.	544,273
97,281	Progressive Corp.	4,584,854
72,048	Prudential Financial, Inc.	8,157,995
10,769	Reinsurance Group of America, Inc.	1,509,814
6,705	RenaissanceRe Holdings Ltd.	985,032
19,351	Torchmark Corp.	1,528,148
46,905	Travelers Companies, Inc.	6,008,061
38,285	Unum Group	1,919,227
12,930	Validus Holdings Ltd.	695,505
31,226	Voya Financial, Inc.	1,225,308
15,973	W.R. Berkley Corp.	1,101,658
729	White Mountains Insurance Group Ltd.	630,293
21,237	Willis Towers Watson PLC	3,161,765
42,782	XL Group Ltd.	1,899,521
		176,089,311

Management of Companies and Enterprises - 0.1%
9,542	Cullen/Frost Bankers, Inc.	866,223

Professional, Scientific, and Technical Services - 0.5%
8,148	Alliance Data Systems Corp.	1,967,172
20,410	Extra Space Storage, Inc.	1,622,595
6,470	FactSet Research System, Inc.	1,081,913
12,972	Jack Henry & Associates, Inc.	1,392,155
13,886	Lamar Advertising Co.	979,935
14,794	LPL Investment Holdings, Inc.	676,974
23,211	Outfront Media, Inc.	530,836
		8,251,580
Publishing Industries (except Internet) - 0.1%
37,215	Square, Inc. (a)	980,615

Real Estate - 8.4%
15,098	Alexandria Real Estate Equities, Inc.	1,830,632
22,427	American Campus Communities, Inc.	1,075,150
37,962	American Homes 4 Rent	873,506
70,930	American Tower Corp.	9,669,887
180,831	Annaly Capital Management, Inc.	2,175,397
26,173	Apartment Investment & Management Co. Class A	1,192,180
35,189	Apple Hospitality REIT, Inc.	649,589
23,103	AvalonBay Communities, Inc.	4,443,862
25,848	Boston Properties, Inc.	3,125,282
28,945	Brandywine Realty Trust	486,565
51,188	Brixmor Property Group, Inc.	1,002,773
14,450	Camden Property Trust	1,296,165
49,269	CBRE Group, Inc. Class A (a)	1,871,729
20,509	Columbia Property Trust, Inc.	446,071
5,675	CoreSite Realty Corp.	616,191
16,688	Corporate Office Properties Trust	555,543
30,179	CubeSmart	744,214
15,446	DCT Industrial Trust, Inc.	870,228
51,843	DDR Corp.	528,280
26,777	Digital Realty Trust, Inc.	3,088,459
24,328	Douglas Emmett, Inc.	930,789
59,621	Duke Realty Corp.	1,704,564
12,974	DuPont Fabros Technology, Inc.	808,669
21,337	Empire State Realty Trust, Inc.	445,730
10,518	EPR Properties	761,293
20,184	Equity Commonwealth (a)	637,411
13,631	Equity Lifestyle Properties, Inc.	1,189,986
59,830	Equity Residential	4,072,030
10,959	Essex Property Trust, Inc.	2,867,970
12,068	Federal Realty Investment Trust	1,600,579
38,344	Forest City Realty Trust, Inc.	934,827
32,983	Gaming & Leisure Properties, Inc.	1,251,375
103,366	GGP, Inc.	2,337,105
78,769	HCP, Inc.	2,493,039
32,908	Healthcare Trust of America, Inc. Class A	1,006,656
16,842	Highwoods Properties, Inc.	867,700
27,210	Hospitality Properties Trust	790,722
5,699	Howard Hughes Corp. (a)	716,991
26,183	Hudson Pacific Properties, Inc.	856,708
14,748	Invitation Homes, Inc.	314,427
14,426	JBG SMITH Properties (a)	511,834
7,568	Jones Lang LaSalle, Inc.	962,801
16,173	Kilroy Realty Corp.	1,122,568
69,255	Kimco Realty Corp.	1,397,566
24,667	Liberty Property Trust	1,036,507
7,669	Life Storage, Inc.	560,144
22,939	Macerich Co.	1,316,469
60,679	Medical Properties Trust, Inc.	787,613
19,007	Mid-America Apartment Communities, Inc.	1,967,795
66,127	MFA Financial, Inc.	561,418
24,916	National Retail Properties, Inc.	996,142
51,450	New Residential Investment Corp.	874,650
32,610	Omega Healthcare Investors, Inc.	1,030,150
33,243	Paramount Group, Inc.	544,188
24,282	Piedmont Office Realty Trust, Inc. Class A	510,165
88,480	Prologis, Inc.	5,380,469
24,830	Public Storage	5,104,303
22,793	Realogy Holdings Corp.	756,727
45,818	Realty Income Corp.	2,614,375
25,008	Regency Centers Corp.	1,656,030
39,716	Retail Properties of America, Inc. Class A	525,443

39,448	Senior Housing Properties Trust	767,264
52,197	Simon Property Group, Inc.	8,273,224
16,643	SL Green Realty Corp.	1,718,723
81,125	Spirit Reality Capital, Inc.	643,321
42,748	Starwood Property Trust, Inc.	942,166
12,022	Sun Communities, Inc.	1,070,078
15,684	Tanger Factory Outlet Centers, Inc.	414,528
9,883	Taubman Centers, Inc.	562,046
58,047	Two Harbors Investment Corp.	574,085
44,498	UDR, Inc.	1,739,427
27,730	UNITI GROUP, Inc.	709,888
59,516	Ventas, Inc.	4,008,403
163,835	VEREIT, Inc.	1,361,469
28,862	Vornado Realty Trust	2,290,200
20,117	Weingarten Realty Investors	652,998
61,525	Welltower, Inc.	4,515,320
125,249	Weyerhaeuser Co.	4,135,722
17,692	WP Carey Inc.	1,212,079
8,811	Zillow Group, Inc. Class A (a)	400,284
17,638	Zillow Group, Inc. Class C (a)	796,532
		130,135,388
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.0%
9,470	Affiliated Managers Group	1,759,810
38,342	BGC PARTNERS, Inc.	483,493
20,888	BlackRock, Inc.	8,909,359
18,501	CBOE Holdings, Inc.	1,748,900
198,991	Charles Schwab Corp.	8,536,714
56,911	CME Group, Inc.	6,978,427
46,207	E*TRADE Financial Corp. (a)	1,894,487
18,538	Eaton Vance Corp.	910,030
15,909	Federated Investors, Inc. Class B	458,656
43,915	FNF Group	2,145,687
56,139	Franklin Resources, Inc.	2,513,904
61,668	Goldman Sachs Group, Inc.	13,895,650
11,058	Interactive Brokers Group, Inc. Class A	442,873
98,184	IntercontinentalExchange, Inc.	6,549,855
67,384	Invesco Ltd.	2,342,942
20,108	Lazard Ltd. Class A	939,245
14,479	Legg Mason, Inc.	579,305
6,154	MarketAxess Holdings, Inc.	1,248,585
221,778	Morgan Stanley	10,401,388
3,179	Morningstar, Inc.	262,490
14,898	MSCI, Inc. Class A	1,623,137
19,114	NASDAQ OMX Group, Inc.	1,421,508
21,560	Raymond James Financial, Inc.	1,793,576
43,308	S&P Global, Inc.	6,651,676
22,446	SEI Investments Co.	1,268,423
28,589	Store Capital Corp.	668,697
39,512	T. Rowe Price Group, Inc.	3,268,433
42,562	TD Ameritrade Holding Corp.	1,946,360
26,930	Vantiv, Inc. Class A (a)	1,711,402
		93,355,012
Telecommunications - 1.0%
67,480	Crown Castle International Corp.	6,787,138
14,522	CyrusOne, Inc.	867,109
13,046	Equinix, Inc.	5,880,224
20,145	SBA Communications Corp. (a)	2,770,945
		16,305,416
Wood Product Manufacturing - 0.1%
54,248	Leucadia National Corp.	1,412,075
	TOTAL COMMON STOCKS (Cost $805,104,910)	$828,725,091

SHORT TERM INVESTMENTS - 30.6%
Money Market Funds - 30.6%
368,049,195	Dreyfus Government Cash Management, 0.91%(b)	$368,049,195
108,238,939	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(b)	108,238,939
	TOTAL SHORT TERM INVESTMENTS (Cost $476,288,134)	$476,288,134

	TOTAL INVESTMENTS - 83.8% (Cost $1,281,393,044)	$1,305,013,225
	Other Assets in Excess of Liabilities - 16.2%	252,230,367
	TOTAL NET ASSETS - 100.0%	$1,557,243,592

Percentages are stated as a percent of net assets.

(†)  Less than 0.05%.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at July 31, 2017.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $476,288,134.

Direxion Daily Financial Bull 3X Shares
Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Russell 1000® Financial Services Index	415,523	$642,550,224	(1.827)%	12/1/2017	$37,292,474
Credit Suisse International	Russell 1000® Financial Services Index	471,116	761,987,010	(1.669)%	12/1/2017	8,377,568
UBS Securities LLC	Russell 1000® Financial Services Index	165,000	255,150,225	(1.329)%	12/1/2017	15,054,835
Citibank N.A.	Russell 1000® Financial Services Index	564,373	881,004,050	(1.729)%	12/5/2017	42,204,089
Deutsche Bank AG London	Russell 1000® Financial Services Index	562,570	876,403,729	(1.679)%	5/18/2018	44,314,190
BNP Paribas	Russell 1000® Financial Services Index	171,041	264,491,816	(1.329)%	12/19/2018	15,568,408
			$3,681,587,054			$162,811,564

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 77.3%
Money Market Funds - 77.3%
55	Dreyfus Government Cash Management, 0.91%(a)	$55
147,194,196	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	147,194,196
	TOTAL SHORT TERM INVESTMENTS (Cost $147,194,251)(b)	$147,194,251

	TOTAL INVESTMENTS (Cost $147,194,251) - 77.3%	$147,194,251
	Other Assets in Excess of Liabilities - 22.7%	43,298,367
	TOTAL NET ASSETS - 100.0%	$190,492,618

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $147,194,251.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Russell 1000® Financial Services Index	165,000	255,999,645	1.129%	12/1/2017	(14,196,491)
Credit Suisse International	Russell 1000® Financial Services Index	13,366	21,731,362	1.229%	3/13/2018	(129,961)
BNP Paribas	Russell 1000® Financial Services Index	16,360	24,786,428	1.129%	7/18/2018	(2,155,845)
BNP Paribas	Russell 1000® Financial Services Index	154,681	235,653,104	1.129%	8/15/2018	(18,844,545)
			$538,170,539			$(35,326,842)

Direxion Daily Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 8.9%
5,398,258	VanEck Vectors™ Gold Miners ETF	$123,404,178
	TOTAL INVESTMENT COMPANIES (Cost $124,262,654)	$123,404,178

SHORT TERM INVESTMENTS - 55.4%
Money Market Funds - 55.4%
329,012,324	Dreyfus Government Cash Management 0.91% (a)	$329,012,324
350,833,079	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	350,833,079
89,456,384	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	89,456,384
	TOTAL SHORT TERM INVESTMENTS (Cost $769,301,787) (b)	$769,301,787

	TOTAL INVESTMENTS (Cost $893,564,441) - 64.3%	$892,705,965
	Other Assets in Excess of Liabilities - 35.7%	495,262,209
	TOTAL NET ASSETS - 100.0%	$1,387,968,174

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $769,301,787.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	VanEck Vectors™ Gold Miners ETF	18,230,430	$412,736,935	(2.179)%	12/1/2017	$2,428,358
UBS Securities LLC	Solactive Custom Gold Miners Index	700,000	440,872,029	(2.069)%	12/1/2017	1,790,237
Credit Suisse International	iShares MSCI Global Gold Miners ETF	2,400,000	44,326,528	(1.879)%	12/4/2017	127,911
Credit Suisse International	Solactive Custom Gold Miners Index	790,000	493,063,817	(1.829)%	12/4/2017	6,439,751
Credit Suisse International	VanEck Vectors™ Gold Miners ETF	12,302,360	278,033,336	(2.109)%	12/4/2017	2,303,302
Citibank N.A.	VanEck Vectors™ Gold Miners ETF	34,702,153	780,141,443	(2.129)%	12/5/2017	11,279,412
Deutsche Bank AG London	VanEck Vectors™ Gold Miners ETF	585,300	12,663,118	(1.829)%	2/16/2018	705,519
Deutsche Bank AG London	iShares MSCI Global Gold Miners ETF	2,800,000	49,609,580	(1.779)%	2/16/2018	2,280,834
Deutsche Bank AG London	Solactive Custom Gold Miners Index	730,000	455,164,461	(1.929)%	2/16/2018	6,606,113
Morgan Stanley Capital Services	VanEck Vectors™ Gold Miners ETF	4,000,000	92,413,479	(2.279)%	4/24/2018	(1,645,690)
Bank of America Merrill Lynch	VanEck Vectors™ Gold Miners ETF	10,000,000	225,950,534	(1.927)%	4/25/2018	1,669,458
Morgan Stanley Capital Services	Solactive Custom Gold Miners Index	475,000	301,382,765	(1.029)%	5/22/2018	(706,877)
Citibank N.A.	iShares MSCI Global Gold Miners ETF	1,700,000	32,317,012	(2.029)%	5/24/2018	(860,486)
UBS Securities LLC	iShares MSCI Global Gold Miners ETF	1,750,000	31,817,022	(2.079)%	5/25/2018	570,764
Bank of America Merrill Lynch	iShares MSCI Global Gold Miners ETF	3,300,000	61,247,419	(1.827)%	6/26/2018	(66,352)
BNP Paribas	VanEck Vectors™ Gold Miners ETF	3,511,898	76,434,184	(2.129)%	7/18/2018	3,096,170
BNP Paribas	VanEck Vectors™ Gold Miners ETF	4,000,000	101,620,320	(2.129)%	8/15/2018	(11,072,370)
BNP Paribas	VanEck Vectors™ Gold Miners ETF	1,000,000	24,374,874	(2.129)%	9/19/2018	(1,714,816)
BNP Paribas	VanEck Vectors™ Gold Miners ETF	4,000,000	91,428,282	(2.129)%	10/17/2018	(608,024)
			$4,005,597,138			$22,623,214

Direxion Daily Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.6%
Money Market Funds - 65.6%
87,292,391	Dreyfus Government Cash Management 0.91% (a)	$87,292,391
90,646,004	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	90,646,004
	TOTAL SHORT TERM INVESTMENTS (Cost $177,938,395) (b)	$177,938,395

	TOTAL INVESTMENTS (Cost $177,938,395) - 65.6%	$177,938,395
	Other Assets in Excess of Liabilities - 34.4%	93,308,040
	TOTAL NET ASSETS - 100.0%	$271,246,435

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $177,938,395.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	VanEck Vectors™ Gold Miners ETF	7,842,671	$177,044,743	1.229%	11/20/2017	$(1,872,630)
Credit Suisse International	VanEck Vectors™ Gold Miners ETF	3,560,320	80,605,645	1.129%	12/4/2017	(629,154)
BNP Paribas	VanEck Vectors™ Gold Miners ETF	1,546,586	34,952,843	1.179%	12/20/2017	(338,175)
Citibank N.A.	VanEck Vectors™ Gold Miners ETF	9,600,090	214,817,354	1.079%	3/12/2018	(4,489,330)
Deutsche Bank AG London	VanEck Vectors™ Gold Miners ETF	3,548,002	77,167,730	1.079%	4/2/2018	(3,899,075)
Bank of America Merrill Lynch	VanEck Vectors™ Gold Miners ETF	4,500,000	102,645,000	1.227%	4/25/2018	140,695
BNP Paribas	VanEck Vectors™ Gold Miners ETF	5,000,000	111,586,514	1.179%	2/20/2019	(2,685,064)
			$798,819,829			$(13,772,733)

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 46.6%
965,486	Health Care Select Sector SPDR® Fund	$77,132,677
	TOTAL INVESTMENT COMPANIES (Cost $70,816,855)	$77,132,677

SHORT TERM INVESTMENTS - 33.4%
Money Market Funds - 33.4%
38,490,098	Dreyfus Government Cash Management, 0.91% (a)	$38,490,098
16,778,141	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	16,778,141
	TOTAL SHORT TERM INVESTMENTS (Cost $55,268,239) (b)	$55,268,239

	TOTAL INVESTMENTS (Cost $126,085,094) - 80.0%	$132,400,916
	Other Assets in Excess of Liabilities - 20.0%	33,147,122
	TOTAL NET ASSETS - 100.0%	$165,548,038

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,268,239.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Health Care Select Sector Index	147,259	$111,854,227	(1.579)%	11/24/2017	$6,195,308
Bank of America Merrill Lynch	Health Care Select Sector Index	200,000	154,196,037	(1.727)%	12/4/2017	6,010,740
Credit Suisse International	Health Care Select Sector Index	176,196	138,795,036	(1.629)%	12/4/2017	2,380,728
			$404,845,300			$14,586,776

Direxion Daily Healthcare Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.3%
Money Market Funds - 61.3%
621	Dreyfus Government Cash Management, 0.91% (a)	$621
678,891	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	678,891
	TOTAL SHORT TERM INVESTMENTS (Cost $679,512) (b)	$679,512

	TOTAL INVESTMENTS (Cost $679,512) - 61.3%	$679,512
	Other Assets in Excess of Liabilities - 38.7%	428,300
	TOTAL NET ASSETS - 100.0%	$1,107,812

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $679,512.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
UBS Securities LLC	Health Care Select Sector Index	2,588	$1,948,178	1.179%	11/30/2017	$(127,896)
Credit Suisse International	Health Care Select Sector Index	1,559	1,229,521	1.139%	12/4/2017	(20,443)
			$3,177,699			$(148,339)

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 45.1%
90,220	iShares U.S. Home Construction ETF	$3,055,751
	TOTAL INVESTMENT COMPANIES (Cost $2,774,037)	$3,055,751

SHORT TERM INVESTMENTS - 41.8%
Money Market Funds - 41.8%
2,832,704	Dreyfus Government Cash Management, 0.91% (a)	$2,832,704
5,111	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	5,111
	TOTAL SHORT TERM INVESTMENTS (Cost $2,837,815)(b)	$2,837,815

	TOTAL INVESTMENTS (Cost $5,611,852) - 86.9%	$5,893,566
	Other Assets in Excess of Liabilities - 13.1%	890,988
	TOTAL NET ASSETS - 100.0%	$6,784,554

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,837,815.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	1,234	$7,237,603	(1.477)%	12/1/2017	$213,900
Credit Suisse International	Dow Jones U.S. Select Home Construction Index	473	2,299,768	(1.629)%	3/19/2018	552,985
Deutsche Bank AG London	Dow Jones U.S. Select Home Construction Index	1,154	6,903,969	(1.429)%	11/19/2018	67,407
			$16,441,340			$834,292

Direxion Daily Homebuilders & Supplies Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 86.5%
Money Market Funds - 86.5%
1,120,925	Dreyfus Government Cash Management, 0.91% (a)	$1,120,925
205,456	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	205,456
	TOTAL SHORT TERM INVESTMENTS (Cost $1,326,381) (b)	$1,326,381

	TOTAL INVESTMENTS - (Cost $1,326,381) - 86.5%	$1,326,381
	Other Assets in Excess of Liabilities - 13.5%	206,618
	TOTAL NET ASSETS - 100.0%	$1,532,999

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at July 31, 2017.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,326,381.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Dow Jones U.S. Select Home Construction Index	467	$2,773,536	0.777%	12/4/2017	$(49,656)
Deutsche Bank AG London	Dow Jones U.S. Select Home Construction Index	294	1,770,546	0.729%	12/4/2017	(6,791)
			$4,544,082			$(56,447)

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 40.5%
8,000	Industrial Select Sector SPDR® ETF	$546,480
	TOTAL INVESTMENT COMPANIES (Cost $531,752)	$546,480

SHORT TERM INVESTMENTS - 46.6%
Money Market Funds - 46.6%
629,301	Dreyfus Government Cash Management, 0.91% (a)	$629,301
	TOTAL SHORT TERM INVESTMENTS (Cost $629,301) (b)	$629,301

	TOTAL INVESTMENTS (Cost $1,161,053) - 87.1%	$1,175,781
	Other Assets in Excess of Liabilities - 12.9%	174,092
	TOTAL NET ASSETS - 100.0%	$1,349,873

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $629,301.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Industrial Select Sector Index	5,123	$3,509,269	(1.632)%	12/4/2017	$(6,495)

Direxion Daily Junior Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 14.5%
3,339,941	VanEck VectorsTM Junior Gold Miners ETF	$112,288,816
	TOTAL INVESTMENT COMPANIES (Cost $112,530,158)	$112,288,816

SHORT TERM INVESTMENTS - 51.1%
Money Market Funds - 51.1%
135,527,823	Dreyfus Government Cash Management, 0.91%(a)	$135,527,823
217,841,670	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	217,841,670
40,575,382	Morgan Stanley Institutional Global Liquidity Treasury Fund 0.91% (a)	40,575,382
	TOTAL SHORT TERM INVESTMENTS (Cost $393,944,875)(b)	$393,944,875

	TOTAL INVESTMENTS - 65.6% (Cost $506,475,033)	$506,233,691
	Other Assets in Excess of Liabilities - 34.4%	265,090,756
	TOTAL NET ASSETS - 100.0%	$771,324,447

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $393,944,875.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	12,012,237	$403,731,285	(2.129)%	12/1/2017	$(806,966)
UBS Securities, LLC	VanEck VectorsTM Junior Gold Miners ETF	9,000,000	300,504,303	(2.179)%	12/1/2017	1,414,022
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	11,034,295	367,727,886	(2.089)%	12/4/2017	2,555,936
Credit Suisse International	Sprott Junior Gold Miners ETF	700,000	22,687,373	(1.829)%	12/4/2017	889,540
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	11,165,313	367,487,144	(1.829)%	12/4/2017	7,557,168
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	4,500,000	143,595,000	(2.129)%	12/4/2017	7,133,259
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	9,750,000	326,390,295	(1.879)%	12/5/2017	786,529
Deutsche Bank AG London	Solactive Custom Gold Miners Index	110,000	68,641,595	(1.929)%	3/6/2018	840,399
Deutsche Bank AG London	Sprott Junior Gold Miners ETF	900,000	29,158,373	(1.829)%	3/6/2018	1,165,141
UBS Securities, LLC	Solactive Custom Gold Miners Index	100,000	65,748,122	(2.069)%	5/18/2018	(2,634,526)
Citibank N.A.	Sprott Junior Gold Miners ETF	600,000	20,052,170	(2.029)%	5/24/2018	131,036
UBS Securities, LLC	Sprott Junior Gold Miners ETF	720,000	23,091,471	(2.079)%	5/24/2018	1,133,255
Morgan Stanley Capital Services	Solactive Custom Gold Miners Index	60,000	36,721,443	(1.029)%	5/29/2018	1,266,922
			$2,175,536,460			$21,431,715

Direxion Daily Junior Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.9%
Money Market Funds - 73.9%
36,166,653	Dreyfus Government Cash Management, 0.91% (a)	$36,166,653
41,534,679	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	41,534,679
13,471,311	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	13,471,311
	TOTAL SHORT TERM INVESTMENTS (Cost $91,172,643) (b)	$91,172,643

	TOTAL INVESTMENTS (Cost $91,172,643) - 73.9%	$91,172,643
	Other Assets in Excess of Liabilities - 26.1%	32,149,134
	TOTAL NET ASSETS - 100.0%	$123,321,777

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $91,172,643.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	VanEck VectorsTM Junior Gold Miners ETF	1,500,000	$46,995,000	1.229%	12/1/2017	$(3,343,229)
Citibank N.A.	VanEck VectorsTM Junior Gold Miners ETF	1,000,000	31,653,380	0.879%	12/4/2017	(1,921,085)
Morgan Stanley Capital Services	VanEck VectorsTM Junior Gold Miners ETF	1,300,000	40,637,871	1.379%	1/10/2018	(3,282,237)
Deutsche Bank AG London	VanEck VectorsTM Junior Gold Miners ETF	3,623,476	118,919,933	0.829%	5/24/2018	(2,879,479)
Credit Suisse International	VanEck VectorsTM Junior Gold Miners ETF	2,030,871	65,312,756	1.129%	6/4/2018	(2,936,866)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	750,000	25,487,402	1.179%	9/19/2018	370,552
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	168,030	5,614,439	1.179%	9/19/2018	(12,232)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	500,000	16,281,743	1.179%	12/19/2018	(1,885,062)
BNP Paribas	VanEck VectorsTM Junior Gold Miners ETF	131,970	4,348,426	1.179%	2/20/2019	(86,839)
			$355,250,950			$(15,976,477)

Direxion Daily MSCI Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 50.0%
422,982	Vanguard REIT ETF	$35,640,463
	TOTAL INVESTMENT COMPANIES (Cost $35,621,126)	$35,640,463

SHORT TERM INVESTMENTS - 38.9%
Money Market Funds - 38.9%
23,741,428	Dreyfus Government Cash Management, 0.91% (a)	$23,741,428
3,994,974	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	3,994,974
	TOTAL SHORT TERM INVESTMENTS (Cost $27,736,402)(b)	$27,736,402

	TOTAL INVESTMENTS (Cost $63,357,528) - 88.9%	$63,376,865
	Other Assets in Excess of Liabilities - 11.1%	7,934,936
	TOTAL NET ASSETS - 100.0%	$71,311,801

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $27,736,402.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	MSCI US REIT IndexSM	32,684	$36,927,434	(1.779)%	1/8/2018	$1,418,138
Bank of America Merrill Lynch	MSCI US REIT IndexSM	6,919	7,986,797	(1.727)%	1/26/2018	195,199
Credit Suisse International	MSCI US REIT IndexSM	39,329	45,561,991	(1.539)%	3/13/2018	413,127
Deutsche Bank AG London	MSCI US REIT IndexSM	60,366	68,728,728	(1.429)%	4/16/2018	2,384,861
BNP Paribas	MSCI US REIT IndexSM	11,005	12,653,986	(1.479)%	8/15/2018	366,118
BNP Paribas	MSCI US REIT IndexSM	2,402	2,861,042	(1.479)%	9/19/2018	(25,795)
			$174,719,978			$4,751,648

Direxion Daily MSCI Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.0%
Money Market Funds - 70.0%
9,883,293	Dreyfus Government Cash Management, 0.91% (a)	$9,883,293
1,221,409	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	1,221,409
	TOTAL SHORT TERM INVESTMENTS (Cost $11,104,702) (b)	$11,104,702

	TOTAL INVESTMENTS (Cost $11,104,702) - 70.0%	$11,104,702
	Other Assets in Excess of Liabilities - 30.0%	4,758,965
	TOTAL NET ASSETS - 100.0%	$15,863,667

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregatged as collateral for swap contracts. Total value of securities segregated amounted to $11,104,702.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	MSCI US REIT IndexSM	5,064	$5,844,240	0.599%	11/8/2017	$(70,941)
Deutsche Bank AG London	MSCI US REIT IndexSM	1,816	2,119,221	0.329%	4/16/2018	(12,324)
Citibank N.A.	MSCI US REIT IndexSM	33,880	38,085,525	0.979%	11/19/2018	(1,719,898)
			$46,048,986			$(1,803,163)

Direxion Daily Natural Gas Related Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
COMMON STOCKS - 33.4%
Oil and Gas Extraction - 27.5%
22,273	Anadarko Petroleum Corp.	1,017,208
39,570	Cabot Oil & Gas Corp.	984,106
177,603	Chesapeake Energy Corp. (a)	880,911
8,163	Cimarex Energy Co.	808,382
7,903	Concho Resources, Inc. (a)	1,029,445
16,771	Continental Resources, Inc. (a)	560,655
30,694	Devon Energy Corp.	1,022,417
90,333	Encana Corp.	908,750
18,305	Enerplus Corp.	165,111
8,443	Enlink Midstream Partners LP	139,563
20,955	Gulfport Energy Corp. (a)	264,452
12,289	Matador Resources Co. (a)	298,131
21,955	Newfield Exploration Co. (a)	630,767
34,198	Noble Energy, Inc.	988,664
8,131	PDC Energy, Inc. (a)	383,458
34,195	QEP Resources, Inc. (a)	293,051
34,501	Range Resources Corp.	728,316
27,407	Rice Energy, Inc. (a)	766,574
2,459	Sandridge Energy, Inc. (a)	47,483
21,364	SM Energy Co.	371,520
114,269	Southwestern Energy Co. (a)	651,333
2,402	Vermilion Energy, Inc.	79,170
		13,019,467
Petroleum and Coal Products Manufacturing - 1.0%
18,232	Murphy Oil Corp.	484,607
Support Activities for Mining - 2.0%
27,650	Antero Resources Corp. (a)	570,143
25,726	SRC Energy, Inc. (a)	218,928
7,615	Unit Corp. (a)	136,918
		925,989
Utilities - 2.9%
14,020	EQT Corp.	893,074
8,205	National Fuel Gas Co.	485,818
		1,378,892
	TOTAL COMMON STOCKS (Cost $18,936,416)	$15,808,955

MASTER LIMITED PARTNERSHIPS - 5.7%
Oil and Gas Extraction - 1.3%
14,593	Williams Partners LP	604,588
Petroleum and Coal Products Manufacturing - 1.3%
17,294	MPLX LP	628,637
Pipeline Transportation - 2.6%
9,101	Boardwalk Pipeline Partners LP	152,351
5,613	DCP Midstream Partners LP	191,010
3,192	EQT Midstream Partners LP	248,114
5,815	Spectra Energy Partners LP	262,838
2,305	TC Pipelines LP	132,053
4,949	Western Gas Partners LP	257,002
		1,243,368
Utilities - 0.5%
6,306	Antero Midstream Partners LP	218,755
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,335,906)	$2,695,348

SHORT TERM INVESTMENTS - 52.8%
MONEY MARKET FUNDS - 52.8%
10,758,235	Dreyfus Government Cash Management 0.91% (b)	$10,758,235
14,243,461	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(b)	14,243,461
	TOTAL SHORT TERM INVESTMENTS (Cost $25,001,696)(c)	$25,001,696

	TOTAL INVESTMENTS - 91.9% (Cost $47,274,018)	$43,505,999
	Other Assets in Excess of Liabilities - 8.1%	3,829,469
	TOTAL NET ASSETS - 100.0%	$47,335,468

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at July 31, 2017.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,001,696.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	1,850,963	$47,088,903	(1.509)%	12/4/2017	$915,053
BNP Paribas	ISE-Revere Natural Gas IndexTM	50,497	1,486,019	(1.479)%	1/16/2018	(167,789)
BNP Paribas	ISE-Revere Natural Gas IndexTM	353,259	10,543,731	(1.479)%	1/17/2018	(1,344,243)
Deutsche Bank AG London	ISE-Revere Natural Gas IndexTM	356,557	10,752,775	(1.379)%	2/9/2018	(1,502,638)
BNP Paribas	ISE-Revere Natural Gas IndexTM	584,833	18,324,143	(1.479)%	4/18/2018	(3,127,874)
BNP Paribas	ISE-Revere Natural Gas IndexTM	60,300	1,733,067	(1.479)%	9/19/2018	(170,015)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	1,500,887	38,569,871	(1.579)%	11/19/2018	387,410
			$128,498,509			$(5,010,096)

Direxion Daily Natural Gas Related Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 72.1%
Money Market Funds - 72.1%
1,914,304	Dreyfus Government Cash Management, 0.91% (a)	$1,914,304
1,137,495	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	1,137,495
	TOTAL SHORT TERM INVESTMENTS (Cost $3,051,799) (b)	$3,051,799

	TOTAL INVESTMENTS (Cost $3,051,799) - 72.1%	$3,051,799
	Other Assets in Excess of Liabilities - 27.9%	1,182,011
	TOTAL NET ASSETS - 100.0%	$4,233,810

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,051,799.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	ISE-Revere Natural Gas IndexTM	325,354	$8,148,963	0.729%	12/4/2017	$(298,593)
Credit Suisse International	ISE-Revere Natural Gas IndexTM	163,910	3,904,597	0.929%	12/4/2017	(350,159)
			$12,053,560			$(648,752)

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 57.6%
284,226	SPDR® S&P Regional Banking ETF	$15,484,632
	TOTAL INVESTMENT COMPANIES (Cost $15,929,637)	$15,484,632

SHORT TERM INVESTMENTS - 19.9%
Money Market Funds - 19.9%
5,351,334	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	$5,351,334
	TOTAL SHORT TERM INVESTMENTS (Cost $5,351,334) (b)	$5,351,334

	TOTAL INVESTMENTS (Cost $21,280,971) - 77.5%	$20,835,966
	Other Assets in Excess of Liabilities - 22.5%	6,061,784
	TOTAL NET ASSETS - 100.0%	$26,897,750

Percentages are stated as a percent of net assets.

(a) Represents annualized seven-day yield at July 31, 2017.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,351,334.

Direxion Daily Regional Banks Bull 3X Shares
Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P Regional Banks Select Industry Index	21,129	$35,321,996	(1.579)%	3/14/2018	$787,441
Credit Suisse International	S&P Regional Banks Select Industry Index	17,041	29,301,277	(1.659)%	6/11/2018	(189,724)
			$64,623,273			$597,717

Direxion Daily Regional Banks Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 58.5%
Money Market Funds - 58.5%
466	Dreyfus Government Cash Management, 0.91% (a)	$466
2,513,746	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	2,513,746
	TOTAL SHORT TERM INVESTMENTS (Cost $2,514,212) (b)	$2,514,212

	TOTAL INVESTMENTS (Cost $2,514,212) - 58.5%	$2,514,212
	Other Assets in Excess of Liabilities - 41.5%	1,781,564
	TOTAL NET ASSETS - 100.0%	$4,295,776

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,514,212.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P Regional Banks Select Industry Index	6,393	$10,598,942	1.179%	12/1/2017	$(328,892)
Credit Suisse International	S&P Regional Banks Select Industry Index	1,151	1,979,656	1.079%	5/21/2018	13,059
			$12,578,598			$(315,833)

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 15.2%
82,784	SPDR® S&P Retail ETF	$3,407,389
	TOTAL INVESTMENT COMPANIES (Cost $3,425,519)	$3,407,389

SHORT TERM INVESTMENTS - 46.0%
Money Market Funds - 46.0%
10,217,982	Dreyfus Government Cash Management, 0.91% (a)	$10,217,982
125,151	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	125,151
	TOTAL SHORT TERM INVESTMENTS (Cost $10,343,133) (b)	$10,343,133

	TOTAL INVESTMENTS - (Cost $13,768,652) - 61.2%	$13,750,522
	Other Assets in Excess of Liabilities - 38.8%	8,730,210
	TOTAL NET ASSETS - 100.0%	$22,480,732

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,343,133.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	S&P Retail Select Industry Index	3,115	$13,095,430	(1.479)%	1/2/2018	$189,691
Citibank N.A.	S&P Retail Select Industry Index	11,895	50,127,770	(1.529)%	1/5/2018	615,491
			$63,223,200			$805,182

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 12.9%
537,781	SPDR® S&P Biotech ETF	$42,038,341
	TOTAL INVESTMENT COMPANIES (Cost $42,911,859)	$42,038,341

SHORT TERM INVESTMENTS - 55.2%
Money Market Funds - 55.2%
97,945,532	Dreyfus Government Cash Management, 0.91% (a)	$97,945,532
82,298,712	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	82,298,712
	TOTAL SHORT TERM INVESTMENTS (Cost $180,244,244) (b)	$180,244,244

	TOTAL INVESTMENTS (Cost $223,156,103) - 68.1%	$222,282,585
	Other Assets in Excess of Liabilities - 31.9%	104,278,230
	TOTAL NET ASSETS - 100.0%	$326,560,815

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $180,244,244.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P Biotechnology Select Industry Index	21,872	$118,210,724	(0.479)%	12/1/2017	$14,552,202
Citibank N.A.	S&P Biotechnology Select Industry Index	27,513	148,665,945	(0.879)%	12/4/2017	18,218,616
Credit Suisse International	S&P Biotechnology Select Industry Index	51,086	313,718,228	(0.699)%	12/4/2017	(3,628,880)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	39,958	216,012,874	(0.529)%	12/4/2017	26,512,908
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	14,000	70,087,585	(1.227)%	2/23/2018	14,693,510
			$866,695,356			$70,348,356

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.5%
Money Market Funds - 85.5%
77,419,981	Dreyfus Government Cash Management, 0.91% (a)	$77,419,981
18,928,866	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	18,928,866
	TOTAL SHORT TERM INVESTMENTS (Cost $96,348,847) (b)	$96,348,847

	TOTAL INVESTMENTS (Cost $96,348,847) - 85.5%	$96,348,847
	Other Assets in Excess of Liabilities - 14.5%	16,305,823
	TOTAL NET ASSETS - 100.0%	$112,654,670

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated segregated amounted to $96,348,847.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	S&P Biotechnology Select Industry Index	14,000	$73,248,403	0.727%	2/23/2018	$(11,677,823)
Deutsche Bank AG London	S&P Biotechnology Select Industry Index	23,093	127,253,290	0.179%	3/23/2018	(13,031,943)
Credit Suisse International	S&P Biotechnology Select Industry Index	18,571	113,490,309	0.349%	4/9/2018	740,186
			$313,992,002			$(23,969,580)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 36.8%
1,589,617	SPDR® S&P® Oil & Gas Exploration & Production ETF	$51,694,345
	TOTAL INVESTMENT COMPANIES (Cost $54,607,039)	$51,694,345

SHORT TERM INVESTMENTS - 36.9%
Money Market Funds - 36.9%
23,579,279	Dreyfus Government Cash Management, 0.91% (a)	$23,579,279
28,270,504	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	28,270,504
	TOTAL SHORT TERM INVESTMENTS (Cost $51,849,783) (b)	$51,849,783

	TOTAL INVESTMENTS (Cost $106,456,822) - 73.7%	$103,544,128
	Other Assets in Excess of Liabilities - 26.3%	37,014,186
	TOTAL NET ASSETS - 100.0%	$140,558,314

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,849,783.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	39,460	$187,869,663	(0.779)%	12/1/2017	$6,512,715
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	8,331	41,756,222	(1.509)%	12/4/2017	(576,448)
Citibank N.A.	S&P Oil & Gas Exploration & Production Select Industry Index	21,026	105,354,452	(0.929)%	12/5/2017	(1,319,313)
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	5,902	28,251,931	(0.929)%	2/6/2018	956,949
			$363,232,268			$5,573,903

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.8%
Money Market Funds - 61.8%
7,995,984	Dreyfus Government Cash Management, 0.91%(a)	$7,995,984
9,045,774	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	9,045,774
	TOTAL SHORT TERM INVESTMENTS (Cost $17,041,758)(b)	$17,041,758

	TOTAL INVESTMENTS (Cost $17,041,758) - 61.8%	$17,041,758
	Other Assets in Excess of Liabilities - 38.2%	10,527,216
	TOTAL NET ASSETS - 100.0%	$27,568,974

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,041,758.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	S&P Oil & Gas Exploration & Production Select Industry Index	6,884	$34,159,811	0.429%	12/1/2017	$73,361
UBS Securities LLC	S&P Oil & Gas Exploration & Production Select Industry Index	6,912	33,513,659	(0.021)%	12/1/2017	(717,936)
Credit Suisse International	S&P Oil & Gas Exploration & Production Select Industry Index	2,906	15,402,820	0.939%	3/6/2018	1,012,637
			$83,076,290			$368,062

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
COMMON STOCKS - 46.5%
Computer and Electronic Product Manufacturing - 43.2%
421,438	Advanced Micro Devices, Inc. (a)	$5,735,771
77,239	Analog Devices, Inc.	6,102,653
144,384	Applied Materials, Inc.	6,397,655
55,320	Broadcom Ltd.	13,645,231
30,271	Cavium, Inc. (a)	1,874,986
28,417	Cirrus Logic, Inc. (a)	1,745,940
43,382	Cree, Inc. (a)	1,124,028
146,919	Cypress Semiconductor Corp.	2,086,250
59,305	Integrated Device Technology, Inc. (a)	1,550,233
366,894	Intel Corp.	13,013,730
15,465	InterDigital, Inc.	1,126,625
223,726	Marvell Technology Group Ltd.	3,481,177
126,008	Maxim Integrated Products, Inc.	5,725,803
79,525	Microchip Technology, Inc.	6,365,181
215,281	Micron Technology, Inc. (a)	6,053,702
51,497	Microsemi Corp. (a)	2,681,964
24,127	MKS Instruments, Inc.	2,018,224
18,406	Monolithic Power Systems, Inc.	1,883,302
91,782	NVIDIA Corp.	14,915,493
187,638	ON Semiconductor Corp. (a)	2,805,188
56,676	Qorvo, Inc. (a)	3,885,707
231,338	QUALCOMM, Inc.	12,304,868
15,900	Silicon Motion Technology, Corp. ADR	653,649
62,239	Skyworks Solutions, Inc.	6,527,004
187,337	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,736,639
88,725	Teradyne, Inc.	3,068,998
160,609	Texas Instruments, Inc.	13,070,360
99,300	Xilinx, Inc.	6,281,718
		152,862,079
Machinery Manufacturing - 3.3%
31,922	ASML Holding NV ADR	4,798,834
42,690	Lam Research Corp.	6,807,347
		11,606,181
	TOTAL COMMON STOCKS (Cost $163,864,204)	$164,468,260

SHORT TERM INVESTMENTS - 37.3%
Money Market Funds - 37.3%
103,601,481	Dreyfus Government Cash Management, 0.91% (b)	$103,601,481
15,527,775	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (b)	15,527,775
12,949,458	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (b)	12,949,458
	TOTAL SHORT TERM INVESTMENTS (Cost $132,078,714) (c)	$132,078,714

	TOTAL INVESTMENTS (Cost $295,942,918) - 83.8%	$296,546,974
	Other Assets in Excess of Liabilities - 16.2%	57,275,064
	TOTAL NET ASSETS - 100.0%	$353,822,038

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at July 31, 2017.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $132,078,714.

ADR American Depository Receipt

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	PHLX Semiconductor Sector Index	461,376	$496,212,473	(1.479)%	12/1/2017	$4,522,028
UBS Securities LLC	PHLX Semiconductor Sector Index	95,127	103,375,316	(1.639)%	12/1/2017	127,517
Credit Suisse International	PHLX Semiconductor Sector Index	130,000	138,832,330	(1.679)%	12/4/2017	2,344,464
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	56,465	57,458,325	(1.529)%	5/4/2018	3,903,969
Citibank N.A.	PHLX Semiconductor Sector Index	83,669	87,792,644	(1.629)%	11/19/2018	3,100,691
			$883,671,088			$13,998,669

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 62.5%
Money Market Funds - 62.5%
4	Dreyfus Government Cash Management 0.91% (a)	$4
12,062,095	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	12,062,095
15,753,455	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	15,753,455
	TOTAL SHORT TERM INVESTMENTS (Cost $27,815,554) (b)	$27,815,554

	TOTAL INVESTMENTS (Cost $27,815,554) - 62.5%	$27,815,554
	Other Assets in Excess of Liabilities - 37.5%	16,671,665
	TOTAL NET ASSETS - 100.0%	$44,487,219

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $27,815,554.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services	PHLX Semiconductor Sector Index	56,421	$61,642,876	1.029%	12/5/2017	$349,458
UBS Securities LLC	PHLX Semiconductor Sector Index	66,570	70,719,555	0.979%	8/2/2018	(1,511,952)
			$132,362,431			$(1,162,494)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 42.9%
2,383,311	Technology Select Sector SPDR Fund	$136,230,057
	TOTAL INVESTMENT COMPANIES (Cost $121,770,079)	$136,230,057

SHORT TERM INVESTMENTS - 39.9%
Money Market Funds - 39.9%
126,695,110	Dreyfus Government Cash Management, 0.91%(a)	$126,695,110
2,970	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	2,970
	TOTAL SHORT TERM INVESTMENTS (Cost $126,698,080)(b)	$126,698,080

	TOTAL INVESTMENTS - 82.8% (Cost $248,468,159)	$262,928,137
	Other Assets in Excess of Liabilities - 17.2%	54,550,701
	TOTAL NET ASSETS - 100.0%	$317,478,838

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $126,698,080.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	310,000	$172,942,281	(1.729)%	12/1/2017	$4,785,789
Bank of America Merrill Lynch	Technology Select Sector Index	359,658	205,740,122	(1.777)%	12/4/2017	537,473
Credit Suisse International	Technology Select Sector Index	435,172	245,063,787	(1.649)%	12/4/2017	4,538,277
Citibank N.A.	Technology Select Sector Index	317,708	179,752,717	(1.579)%	12/5/2017	2,450,180
			$803,498,907			$12,311,719

Direxion Daily Technology Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.8%
Money Market Funds - 73.8%
5,584,073	Dreyfus Government Cash Management, 0.91%(a)	$5,584,073
7,565,482	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	7,565,482
	TOTAL SHORT TERM INVESTMENTS (Cost $13,149,555)(b)	$13,149,555

	TOTAL INVESTMENTS (Cost $13,149,555) - 73.8%	$13,149,555
	Other Assets in Excess of Liabilities - 26.2%	4,666,029
	TOTAL NET ASSETS - 100.0%	$17,815,584

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,149,555.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Technology Select Sector Index	33,460	17,648,905	0.879%	2/26/2018	(1,619,810)
Credit Suisse International	Technology Select Sector Index	59,688	33,342,832	1.039%	3/26/2018	(917,487)
			$50,991,737			$(2,537,297)

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
COMMON STOCKS - 45.5%
Air Transportation - 10.0%
750	Alaska Air Group, Inc.	$63,922
750	American Airlines Group, Inc.	37,830
750	Delta Air Lines, Inc.	37,020
750	JetBlue Airways Corp. (a)	16,447
750	Southwest Airlines Co.	41,633
750	United Continental Holdings, Inc. (a)	50,760
		247,612
Couriers and Messengers - 9.6%
750	FedEx Corp.	156,022
750	United Parcel Service, Inc. Class B	82,718
		238,740
Miscellaneous Manufacturing - 0.9%
750	Matson, Inc.	21,150
Rail Transportation - 11.1%
750	CSX Corp.	37,005
750	Kansas City Southern	77,393
750	Norfolk Southern Corp.	84,435
750	Union Pacific Corp.	77,220
		276,053
Real Estate - 0.9%
750	Avis Budget Group, Inc. (a)	23,085
Rental and Leasing Services - 2.2%
750	Ryder System, Inc.	54,570
Support Activities for Transportation - 3.8%
750	C.H. Robinson Worldwide, Inc.	49,200
750	Expeditors International of Washington, Inc.	44,160
		93,360
Truck Transportation - 5.2%
750	J.B. Hunt Transport Services, Inc.	68,032
750	Landstar System, Inc.	62,363
		130,395
Water Transportation - 1.8%
750	Kirby Corp. (a)	45,675
	TOTAL COMMON STOCKS (Cost $1,127,228)	$1,130,640

SHORT TERM INVESTMENTS - 43.2%
MONEY MARKET FUNDS - 43.2%
1,073,956	Dreyfus Government Cash Management 0.91% (b)	$1,073,956
	TOTAL SHORT TERM INVESTMENTS (Cost $1,073,956) (c)	$1,073,956

	TOTAL INVESTMENTS - 88.7% (Cost $2,201,184)	$2,204,596
	Other Assets in Excess of Liabilities - 11.3%	280,677
	TOTAL NET ASSETS - 100.0%	$2,485,273

Percentages are stated as a percent of net assets.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at July 31, 2017.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,073,956.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	Dow Jones Transportation Average IndexTM	689	$6,675,595	(1.679)%	12/4/2017	$(355,317)

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 83.4%
21,850	Utilities Select Sector SPDR Fund	$1,162,857
	TOTAL INVESTMENT COMPANIES (Cost $1,124,379)	$1,162,857

SHORT TERM INVESTMENTS - 40.0%
Money Market Funds - 40.0%
558,319	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	$558,319
	TOTAL SHORT TERM INVESTMENTS (Cost $558,319)(b)	$558,319

	TOTAL INVESTMENTS - 123.4% (Cost $1,682,698)	$1,721,176
	Liabilities in Excess of Other Assets - (23.4)%	(326,019)
	TOTAL NET ASSETS - 100.0%	$1,395,157

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $558,319.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS Securities LLC	Utilities Select Sector Index	5,616	$3,040,150	(1.579)%	12/1/2017	$(17,658)

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 27.4%
23,000	iShares 7-10 Year Treasury Bond ETF	$2,457,550
	TOTAL INVESTMENT COMPANIES (Cost $2,397,187)	$2,457,550

SHORT TERM INVESTMENTS - 44.7%
Money Market Funds - 44.7%
1,379,058	Dreyfus Government Cash Management, 0.91% (a)	$1,379,058
2,622,477	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	2,622,477
	TOTAL SHORT TERM INVESTMENTS (Cost $4,001,535) (b)	$4,001,535

	TOTAL INVESTMENTS (Cost $6,398,722) - 72.1%	$6,459,085
	Other Assets in Excess of Liabilities - 27.9%	2,494,973
	TOTAL NET ASSETS - 100.0%	$8,954,058

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $4,001,535.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	110,707	$11,866,149	(0.379)%	12/4/2017	$(28,418)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	54,694	5,857,727	(0.729)%	12/20/2017	(13,236)
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	63,000	6,765,033	(0.729)%	1/16/2019	(29,084)
			$24,488,909			$(70,738)

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.9%
Money Market Funds - 61.9%
4,439,032	Dreyfus Government Cash Management, 0.91% (a)	$4,439,032
7,604,113	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	7,604,113
5,677,029	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.91% (a)	5,677,029
	TOTAL SHORT TERM INVESTMENTS (Cost $17,720,174) (b)	$17,720,174

	TOTAL INVESTMENTS (Cost $17,720,174) - 61.9%	$17,720,174
	Other Assets in Excess of Liabilities - 38.1%	10,927,758
	TOTAL NET ASSETS - 100.0%	$28,647,932

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $17,720,174.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	230,033	$24,905,646	0.319%	11/21/2017	$68,606
BNP Paribas	iShares 7-10 Year Treasury Bond ETF	180,349	19,315,378	0.529%	12/20/2017	12,741
Morgan Stanley Capital Services	iShares 7-10 Year Treasury Bond ETF	203,699	21,451,541	0.329%	3/7/2018	(464,581)
Deutsche Bank AG London	iShares 7-10 Year Treasury Bond ETF	190,261	20,292,699	(0.621)%	4/16/2018	(85,960)
			$85,965,264			$(469,194)

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
INVESTMENT COMPANIES - 52.9%
362,414	iShares 20+ Year Treasury Bond ETF	$44,953,832
	TOTAL INVESTMENT COMPANIES (Cost $44,020,077)	$44,953,832

SHORT TERM INVESTMENTS - 35.9%
Money Market Funds - 35.9%
23,928,256	Dreyfus Government Cash Management, 0.91%(a)	$23,928,256
6,581,127	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89%(a)	6,581,127
	TOTAL SHORT TERM INVESTMENTS (Cost $30,509,383)(b)	$30,509,383

	TOTAL INVESTMENTS (Cost $74,529,460) - 88.8%	$75,463,215
	Other Assets in Excess of Liabilities - 11.2%	9,469,276
	TOTAL NET ASSETS - 100.0%	$84,932,491

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $30,509,383.

Long Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	452,284	$56,551,202	(0.849)%	1/5/2018	$(435,777)
Deutsche Bank AG London	iShares 20+ Year Treasury Bond ETF	369,938	44,944,894	(0.979)%	2/5/2018	1,155,212
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	450,000	54,538,482	(0.979)%	4/19/2018	1,463,644
BNP Paribas	iShares 20+ Year Treasury Bond ETF	159,823	21,276,279	(0.979)%	5/16/2018	(1,036,387)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	14,654	1,734,355	(0.979)%	7/18/2018	600,267
Bank of America Merrill Lynch	iShares 20+ Year Treasury Bond ETF	154,524	19,410,675	(1.077)%	7/26/2018	(235,381)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	90,521	10,843,178	(0.979)%	9/19/2018	459,420
			$209,299,065			$1,970,998

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
July 31, 2017

Shares		Fair Value
SHORT TERM INVESTMENTS - 55.2%
Money Market Funds - 55.2%
87,000,724	Dreyfus Government Cash Management, 0.91% (a)	$87,000,724
120,351,737	Goldman Sachs Financial Square Treasury Instruments Fund, 0.89% (a)	120,351,737
	TOTAL SHORT TERM INVESTMENTS (Cost $207,352,461) (b)	$207,352,461

	TOTAL INVESTMENTS (Cost $207,352,461) - 55.2%	$207,352,461
	Other Assets in Excess of Liabilities - 44.8%	168,188,478
	TOTAL NET ASSETS - 100.0%	$375,540,939

Percentages are stated as a percent of net assets.

(a)  Represents annualized seven-day yield at July 31, 2017.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $207,352,461.

Short Equity Swap Contracts (Unaudited)
July 31, 2017

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received/(Paid)	Termination Date	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	3,101,474	$387,006,347	0.499%	12/4/2017	$1,931,371
Citibank N.A.	iShares 20+ Year Treasury Bond ETF	3,500,000	434,525,000	0.579%	12/5/2017	(136,454)
BNP Paribas	iShares 20+ Year Treasury Bond ETF	2,481,278	308,050,664	0.579%	12/20/2017	(110,875)
			$1,129,582,011			$1,684,042

The unaudited cost basis of investments for federal income tax purposes at July 31, 2017 was as follows*:

	Direxion All Cap	Direxion Auspice Broad		Direxion NASDAQ-100®
	Insider Sentiment	Commodity Strategy ETF	Direxion iBillionaire	Equal Weighted
	Shares	(Consolidated)	Index ETF	Index Shares
Cost of investments	$228,265,442	$—	$11,385,521	$141,548,725
Gross unrealized appreciation	8,850,041	—	2,255,219	15,783,189
Gross unrealized depreciation	(4,550,505)	—	(52,961)	—
Net unrealized appreciation/(depreciation)	$4,299,536	$—	$2,202,258	$15,783,189

	Direxion Zacks	Direxion Daily	Direxion Daily	Direxion Daily
	MLP High Income	Consumer Staples	CSI 300 China A Share	Energy
	Index Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$72,779,520	$690,000	$22,606,017	$251,039
Gross unrealized appreciation	5,744,299	—	—	—
Gross unrealized depreciation	(4,733,752)	—	—	—
Net unrealized appreciation/(depreciation)	$1,010,547	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Financial	Gold Miners Index	MSCI European Financials	S&P 500®
	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$325,988	$725,984	$607,519	$7,584,436
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	S&P Biotech	Technology	Total Bond Market	Utilities
	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares	Bear 1X Shares
Cost of investments	$345,377	$251,470	$754,929	$457,881
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	7-10 Year Treasury	20+ Year Treasury	S&P 500®	Small Cap
	Bear 1X Shares	Bear 1X Shares	Bull 1.25X Shares	Bull 1.25X Shares
Cost of investments	$253,885	$875,095	$7,435,176	$5,444,600
Gross unrealized appreciation	—	—	311,305	151,885
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$—	$311,305	$151,885

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	CSI 300 China A Share	CSI China Internet Index	Cyber Security & IT	High Yield
	Bull 2X Shares	Bull 2X Shares	Bull 2X Shares	Bear 2X Shares
Cost of investments	$25,945,150	$9,256,202	$2,232,748	$1,581,214
Gross unrealized appreciation	—	329,407	—	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$329,407	$—	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	MSCI European Financials	S&P 500®	Silver Miners Index	Silver Miners Index
	Bull 2X Shares	Bull 2X Shares	Bull 2X Shares	Bear 2X Shares
Cost of investments	$8,372,216	$2,462,443	$2,765,402	$923,814
Gross unrealized appreciation	104,181	97,528	—	—
Gross unrealized depreciation	—	—	(167,903)	—
Net unrealized appreciation/(depreciation)	$104,181	$97,528	$(167,903)	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Small Cap	Mid Cap	Mid Cap	S&P 500®
	Bull 2X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$1,785,511	$48,666,682	$5,377,472	$449,642,440
Gross unrealized appreciation	43,526	607,801	—	8,193,014
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$43,526	$607,801	$—	$8,193,014

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	S&P 500®	Small Cap	Small Cap	EURO STOXX 50®
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$289,259,224	$500,225,277	$467,993,274	$3,587,966
Gross unrealized appreciation	—	872,302	—	22,110
Gross unrealized depreciation	(2,106,548)	—	—	—
Net unrealized appreciation/(depreciation)	$(2,106,548)	$872,302	$—	$22,110

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	FTSE China	FTSE China	FTSE Europe	Latin America
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bull 3X Shares
Cost of investments	$139,213,893	$38,861,150	$42,611,965	$11,419,051
Gross unrealized appreciation	5,347,820	—	—	355,903
Gross unrealized depreciation	—	—	1,540,216	—
Net unrealized appreciation/(depreciation)	$5,347,820	$—	$1,540,216	$355,903

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily MSCI
	MSCI Brazil	MSCI Developed Markets	MSCI Developed Markets	Emerging Markets
	Bull 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$94,608,053	$21,489,822	$3,855,951	$185,844,650
Gross unrealized appreciation	—	28,370	—	2,810,702
Gross unrealized depreciation	(1,463,126)	—	—	—
Net unrealized appreciation/(depreciation)	$(1,463,126)	$28,370	$—	$2,810,702

	Direxion Daily MSCI	Direxion Daily	Direxion Daily	Direxion Daily
	Emerging Markets	MSCI India	MSCI Japan	MSCI Mexico
	Bear 3X Shares	Bull 3X Shares	Bull 3X Shares	Bull 3X Shares
Cost of investments	$86,156,493	$72,548,972	$6,626,001	$2,430,000
Gross unrealized appreciation	—	5,147,870	268,632	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$—	$5,147,870	$268,632	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	MSCI South Korea	Russia	Russia	Aerospace & Defense
	Bull 3X Shares	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares
Cost of investments	$9,045,434	$138,848,160	$26,783,677	$9,406,500
Gross unrealized appreciation	710,698	—	—	235,704
Gross unrealized depreciation	—	(5,053,394)	—	(46,351)
Net unrealized appreciation/(depreciation)	$710,698	$(5,053,394)	$—	$189,353

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Energy	Energy	Financial	Financial
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$501,290,259	$28,672,325	$1,281,393,044	$147,194,251
Gross unrealized appreciation	—	—	39,055,554	—
Gross unrealized depreciation	(24,021,551)	—	(15,435,373)	—
Net unrealized appreciation/(depreciation)	$(24,021,551)	$—	$23,620,181	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Gold Miners Index	Gold Miners Index	Healthcare	Healthcare
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$893,564,441	$177,938,395	$126,085,094	$679,512
Gross unrealized appreciation	—	—	6,315,822	—
Gross unrealized depreciation	(858,476)	—	—	—
Net unrealized appreciation/(depreciation)	$(858,476)	$—	$6,315,822	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Homebuilders & Supplies	Homebuilders & Supplies	Industrials	Junior Gold Miners
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Index Bull 3X Shares
Cost of investments	$5,611,852	$1,326,381	$1,161,053	$506,475,033
Gross unrealized appreciation	281,714	—	14,728	—
Gross unrealized depreciation	—	—	—	(241,342)
Net unrealized appreciation/(depreciation)	$281,714	$—	$14,728	$(241,342)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Junior Gold Miners	MSCI Real Estate Bull	MSCI Real Estate Bear	Natural Gas Related
	Index Bear 3X Shares	3X Shares	3X Shares	Bull 3X Shares
Cost of investments	$91,172,643	$63,357,528	$11,104,702	$47,274,018
Gross unrealized appreciation	—	19,337	—	—
Gross unrealized depreciation	—	—	—	(3,768,019)
Net unrealized appreciation/(depreciation)	$—	$19,337	$—	$(3,768,019)

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Natural Gas Related	Regional Banks	Regional Banks	Retail Bull
	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares	3X Shares
Cost of investments	$3,051,799	$21,280,971	$2,514,212	$13,768,652
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	(445,005)	—	(18,130)
Net unrealized appreciation/(depreciation)	$—	$(445,005)	$—	$(18,130)

	Direxion Daily	Direxion Daily	Direxion Daily S&P Oil	Direxion Daily S&P Oil
	S&P Biotech	S&P Biotech	& Gas Exp. & Prod.	& Gas Exp. & Prod.
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$223,156,103	$96,348,847	$106,456,822	$17,041,758
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	(873,518)	—	(2,912,694)	—
Net unrealized appreciation/(depreciation)	$(873,518)	$—	$(2,912,694)	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Semiconductor	Semiconductor	Technology	Technology
	Bull 3X Shares	Bear 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$295,942,918	$27,815,554	$248,468,159	$13,149,555
Gross unrealized appreciation	604,056	—	14,459,978	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$604,056	$—	$14,459,978	$—

	Direxion Daily	Direxion Daily	Direxion Daily	Direxion Daily
	Transportation	Utilities	7-10 Year Treasury	7-10 Year Treasury
	Bull 3X Shares	Bull 3X Shares	Bull 3X Shares	Bear 3X Shares
Cost of investments	$2,201,184	$1,682,698	$6,398,722	$17,720,174
Gross unrealized appreciation	3,412	38,478	60,363	—
Gross unrealized depreciation	—	—	—	—
Net unrealized appreciation/(depreciation)	$3,412	$38,478	$60,363	$—

	Direxion Daily	Direxion Daily
	20+ Year Treasury	20+ Year Treasury
	Bull 3X Shares	Bear 3X Shares
Cost of investments	$74,529,460	$207,352,461
Gross unrealized appreciation	933,755	—
Gross unrealized depreciation	—	—
Net unrealized appreciation/(depreciation)	$933,755	$—

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report. The Direxion Auspice Broad Commodity Strategy ETF and its Cayman Subsidiary, the Direxion BCS Fund, Ltd., commenced operations on March 30, 2017. The Direxion Daily Aerospace & Defense Bull 3X Shares, Direxion Daily Industrials Bull 3X Shares, Direxion Daily MSCI Mexico Bull 3X Shares, Direxion Daily Transportation Bull 3X Shares, and Direxion Daily Utilities Bull 3X Shares commenced operations on May 3, 2017. The Direxion Daily Euro STOXX 50 Bull 3X Shares commenced operations on July 12, 2017. Effective February 28, 2017 the Direxion Daily European Financials Bear 1X Shares, Direxion Daily European Financials Bull 2X Shares, Direxion Daily Brazil Bull 3X Shares, Direxion Daily Developed Markets Bull and Bear 3X Shares, Direxion Daily Emerging Markets Bull and Bear 3X Shares, Direxion Daily Japan Bull 3X Shares, Direxion Daily South Korea Bull 3X Shares, and Direxion Daily Real Estate Bull and Bear 3X Shares, names changed to include “MSCI”.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of July 31, 2017:

	Direxion All Cap Insider Sentiment Shares				Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$232,564,887	$—	$—	$232,564,887	$—	$—	$—	$—
Short Term Investments	91	—	—	91	—	—	—	—
Other Financial Instruments*	—	—	—	—	(169,771)	—	—	(169,771)
Cash Equivalents	122,945	—	—	122,945	13,540,602	—	—	13,540,602

	Direxion iBillionaire Index ETF				Direxion NASDAQ-100® Equal Weighted Index Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$13,513,131	$—	$—	$13,513,131	$157,331,914	$—	$—	$157,331,914
Short Term Investments	74,648	—	—	74,648	—	—	—	—
Cash Equivalents	—	—	—	—	234,810	—	—	234,810

	Direxion Zacks MLP High Income Index Shares				Direxion Daily Consumer Staples Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$73,621,679	$—	$—	$73,621,679	$—	$—	$—	$—
Short Term Investments	168,388	—	—	168,388	690,000	—	—	690,000
Other Financial Instruments*	—	—	—	—	—	(110,525)	—	(110,525)
Cash Equivalents	—	—	—	—	1,739,641	—	—	1,739,641

	Direxion Daily CSI 300 China A Share Bear 1X Shares				Direxion Daily Energy Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$22,606,017	$—	$—	$22,606,017	$251,039	$—	$—	$251,039
Other Financial Instruments*	—	(7,962,089)	—	(7,962,089)	—	(5,985)	—	(5,985)
Cash Equivalents	58,968,467	—	—	58,968,467	832,631	—	—	832,631

	Direxion Daily Financial Bear 1X Shares				Direxion Daily Gold Miners Index Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$325,988	$—	$—	$325,988	$725,984	$—	$—	$725,984
Other Financial Instruments*	—	(84,193)	—	(84,193)	—	(62,138)	—	(62,138)
Cash Equivalents	1,479,163	—	—	1,479,163	1,917,764	—	—	1,917,764

	Direxion Daily MSCI European Financials Bear 1X Shares				Direxion Daily S&P 500® Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$607,519	$—	$—	$607,519	$7,584,436	$—	$—	$7,584,436
Other Financial Instruments*	—	(222,194)	—	(222,194)	—	(2,906,265)	—	(2,906,265)
Cash Equivalents	1,284,945	—	—	1,284,945	28,655,833	—	—	28,655,833

	Direxion Daily S&P Biotech Bear 1X Shares				Direxion Daily Technology Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$345,377	$—	$—	$345,377	$251,470	$—	$—	$251,470
Other Financial Instruments*	—	(99,632)	—	(99,632)	—	(17,980)	—	(17,980)
Cash Equivalents	1,157,992	—	—	1,157,992	706,501	—	—	706,501

	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily Utilities Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$754,929	$—	$—	$754,929	$457,881	$—	$—	$457,881
Other Financial Instruments*	—	(9,566)	—	(9,566)	—	(35,846)	—	(35,846)
Cash Equivalents	2,389,866	—	—	2,389,866	1,820,471	—	—	1,820,471

	Direxion Daily 7-10 Year Treasury Bear 1X Shares				Direxion Daily 20+ Year Treasury Bear 1X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$253,885	$—	$—	$253,885	$875,095	$—	$—	$875,095
Other Financial Instruments*	—	(3,793)	—	(3,793)	—	(177,857)	—	(177,857)
Cash Equivalents	1,161,450	—	—	1,161,450	4,466,799	—	—	4,466,799

	Direxion Daily S&P 500® Bull 1.25X Shares				Direxion Daily Small Cap Bull 1.25X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$7,679,899	$—	$—	$7,679,899	$4,952,850	$—	$—	$4,952,850
Short Term Investments	66,582	—	—	66,582	643,635	—	—	643,635
Other Financial Instruments*	21,970	18,607	—	40,577	—	65,054	—	65,054
Cash Equivalents	368,440	—	—	368,440	883,773	—	—	883,773

	Direxion Daily CSI 300 China A Share Bull 2X Shares				Direxion Daily CSI China Internet Index Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$5,158,973	$—	$—	$5,158,973
Short Term Investments	25,945,150	—	—	25,945,150	4,426,636	—	—	4,426,636
Other Financial Instruments*	—	12,882,115	—	12,882,115	—	320,255	—	320,255
Cash Equivalents	34,993,864	—	—	34,993,864	3,880,888	—	—	3,880,888

	Direxion Daily Cyber Security & IT Bull 2X Shares				Direxion Daily High Yield Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Short Term Investments	$2,232,748	$—	$—	$2,232,748	$1,581,214	$—	$—	$1,581,214
Other Financial Instruments*	—	(240,348)	—	(240,348)	—	(112,865)	—	(112,865)
Cash Equivalents	2,831,346	—	—	2,831,346	2,328,141	—	—	2,328,141

	Direxion Daily MSCI European Financials Bull 2X Shares				Direxion Daily S&P 500® Bull 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$5,294,717	$—	$—	$5,294,717	$2,074,641	$—	$—	$2,074,641
Short Term Investments	3,181,680	—	—	3,181,680	485,330	—	—	485,330
Other Financial Instruments*	—	699,202	—	699,202	9,653	569,994	—	579,647
Cash Equivalents	674,871	—	—	674,871	904,218	—	—	904,218

	Direxion Daily Silver Miners Index Bull 2X Shares				Direxion Daily Silver Miners Index Bear 2X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$1,932,410	$—	$—	$1,932,410	$—	$—	$—	$—
Short Term Investments	665,089	—	—	665,089	923,814	—	—	923,814
Other Financial Instruments*	—	(487)	—	(487)	—	(101,281)	—	(101,281)
Cash Equivalents	1,407,592	—	—	1,407,592	577,126	—	—	577,126

	Direxion Daily Small Cap Bull 2X Shares				Direxion Daily Mid Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$1,429,251	$—	$—	$1,429,251	$28,861,085	$—	$—	$28,861,085
Short Term Investments	399,786	—	—	399,786	20,413,398	—	—	20,413,398
Other Financial Instruments*	—	80,270	—	80,270	—	5,802,158	—	5,802,158
Cash Equivalents	1,311,396	—	—	1,311,396	10,046,719	—	—	10,046,719

	Direxion Daily Mid Cap Bear 3X Shares				Direxion Daily S&P 500® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$276,904,943	$—	$—	$276,904,943
Short Term Investments	5,377,472	—	—	5,377,472	180,930,511	—	—	180,930,511
Other Financial Instruments*	—	(372,422)	—	(372,422)	383,950	25,958,512	—	26,342,462
Cash Equivalents	3,133,528	—	—	3,133,528	132,164,565	—	—	132,164,565

	Direxion Daily S&P 500® Bear 3X Shares				Direxion Daily Small Cap Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$13,298,670	$—	$—	$13,298,670	$285,387,179	$—	$—	$285,387,179
Short Term Investments	273,854,006	—	—	273,854,006	215,710,400	—	—	215,710,400
Other Financial Instruments*	—	(30,532,137)	—	(30,532,137)	—	38,454,365	—	38,454,365
Cash Equivalents	158,220,868	—	—	158,220,868	55,662,353	—	—	55,662,353

	Direxion Daily Small Cap Bear 3X Shares				Direxion Daily EURO STOXX 50® Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$1,559,685	$—	$—	$1,559,685
Short Term Investments	467,993,274	—	—	467,993,274	2,050,391	—	—	2,050,391
Other Financial Instruments*	—	(41,260,342)	—	(41,260,342)	—	179,939	—	179,939
Cash Equivalents	315,086,064	—	—	315,086,064	209,632	—	—	209,632

	Direxion Daily FTSE China Bull 3X Shares				Direxion Daily FTSE China Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$80,591,562	$—	$—	$80,591,562	$—	$—	$—	$—
Short Term Investments	63,970,151	—	—	63,970,151	38,861,150	—	—	38,861,150
Other Financial Instruments*	—	28,113,418	—	28,113,418	—	(12,653,168)	—	(12,653,168)
Cash Equivalents	36,988,599	—	—	36,988,599	19,605,118	—	—	19,605,118

	Direxion Daily FTSE Europe Bull 3X Shares				Direxion Daily Latin America Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$28,773,095	$—	$—	$28,773,095	$7,312,425	$—	$—	$7,312,425
Short Term Investments	15,379,086	—	—	15,379,086	4,462,529	—	—	4,462,529
Other Financial Instruments*	—	11,552,232	—	11,552,232	—	3,060,325	—	3,060,325
Cash Equivalents	20,859,610	—	—	20,859,610	3,058,642	—	—	3,058,642

	Direxion Daily MSCI Brazil Bull 3X Shares				Direxion Daily MSCI Developed Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$56,357,494	$—	$—	$56,357,494	$10,007,440	$—	$—	$10,007,440
Short Term Investments	36,787,433	—	—	36,787,433	11,510,752	—	—	11,510,752
Other Financial Instruments*	—	32,661,740	—	32,661,740	—	1,541,317	—	1,541,317
Cash Equivalents	38,673,488	—	—	38,673,488	11,643,863	—	—	11,643,863

	Direxion Daily MSCI Developed Markets Bear 3X Shares				Direxion Daily MSCI Emerging Markets Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$93,697,179	$—	$—	$93,697,179
Short Term Investments	3,855,951	—	—	3,855,951	94,958,173	—	—	94,958,173
Other Financial Instruments*	—	(956,597)	—	(956,597)	—	30,850,558	—	30,850,558
Cash Equivalents	1,277,728	—	—	1,277,728	62,625,730	—	—	62,625,730

	Direxion Daily MSCI Emerging Markets Bear 3X Shares				Direxion Daily MSCI India Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$49,218,879	$—	$—	$49,218,879
Short Term Investments	86,156,493	—	—	86,156,493	28,477,963	—	—	28,477,963
Other Financial Instruments*	—	(21,476,471)	—	(21,476,471)	—	16,623,284	—	16,623,284
Cash Equivalents	36,953,702	—	—	36,953,702	33,349,123	—	—	33,349,123

	Direxion Daily MSCI Japan Bull 3X Shares				Direxion Daily MSCI Mexico Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$3,942,720	$—	$—	$3,942,720	$—	$—	$—	$—
Short Term Investments	2,951,913	—	—	2,951,913	2,430,000	—	—	2,430,000
Other Financial Instruments*	—	1,381,717	—	1,381,717	—	(29,324)	—	(29,324)
Cash Equivalents	1,668,064	—	—	1,668,064	760,811	—	—	760,811

	Direxion Daily MSCI South Korea Bull 3X Shares				Direxion Daily Russia Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$6,579,680	$—	$—	$6,579,680	$65,897,052	$—	$—	$65,897,052
Short Term Investments	3,176,452	—	—	3,176,452	67,897,714	—	—	67,897,714
Other Financial Instruments*	—	(367,777)	—	(367,777)	—	1,707,650	—	1,707,650
Cash Equivalents	3,214,985	—	—	3,214,985	19,953,906	—	—	19,953,906

	Direxion Daily Russia Bear 3X Shares				Direxion Daily Aerospace & Defense Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$5,598,316	$—	$—	$5,598,316
Short Term Investments	26,783,677	—	—	26,783,677	3,997,537	—	—	3,997,537
Other Financial Instruments*	—	(3,092,803)	—	(3,092,803)	—	517,785	—	517,785
Cash Equivalents	12,295,344	—	—	12,295,344	1,177,266	—	—	1,177,266

	Direxion Daily Energy Bull 3X Shares				Direxion Daily Energy Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$329,305,058	$—	$—	$329,305,058	$—	$—	$—	$—
Short Term Investments	147,963,650	—	—	147,963,650	28,672,325	—	—	28,672,325
Other Financial Instruments*	—	16,368,914	—	16,368,914	—	(2,567,592)	—	(2,567,592)
Cash Equivalents	59,871,894	—	—	59,871,894	18,456,008	—	—	18,456,008

	Direxion Daily Financial Bull 3X Shares				Direxion Daily Financial Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$828,725,091	$—	$—	$828,725,091	$—	$—	$—	$—
Short Term Investments	476,288,134	—	—	476,288,134	147,194,251	—	—	147,194,251
Other Financial Instruments*	—	162,811,564	—	162,811,564	—	(35,326,842)	—	(35,326,842)
Cash Equivalents	183,494,044	—	—	183,494,044	80,465,081	—	—	80,465,081

	Direxion Daily Gold Miners Index Bull 3X Shares				Direxion Daily Gold Miners Index Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$123,404,178	$—	$—	$123,404,178	$—	$—	$—	$—
Short Term Investments	769,301,787	—	—	769,301,787	177,938,395	—	—	177,938,395
Other Financial Instruments*	—	22,623,214	—	22,623,214	—	(13,772,733)	—	(13,772,733)
Cash Equivalents	609,792,274	—	—	609,792,274	94,296,459	—	—	94,296,459

	Direxion Daily Healthcare Bull 3X Shares				Direxion Daily Healthcare Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$77,132,677	$—	$—	$77,132,677	$—	$—	$—	$—
Short Term Investments	55,268,239	—	—	55,268,239	679,512	—	—	679,512
Other Financial Instruments*	—	14,586,776	—	14,586,776	—	(148,339)	—	(148,339)
Cash Equivalents	36,164,046	—	—	36,164,046	579,783	—	—	579,783

	Direxion Daily Homebuilders & Supplies Bull 3X Shares				Direxion Daily Homebuilders & Supplies Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$3,055,751	$—	$—	$3,055,751	$—	$—	$—	$—
Short Term Investments	2,837,815	—	—	2,837,815	1,326,381	—	—	1,326,381
Other Financial Instruments*	—	834,292	—	834,292	—	(56,447)	—	(56,447)
Cash Equivalents	1,091,352	—	—	1,091,352	404,455	—	—	404,455

	Direxion Daily Industrials Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$546,480	$—	$—	$546,480	$112,288,816	$—	$—	$112,288,816
Short Term Investments	629,301	—	—	629,301	393,944,875	—	—	393,944,875
Other Financial Instruments*	—	(6,495)	—	(6,495)	—	21,431,715	—	21,431,715
Cash Equivalents	761,611	—	—	761,611	287,802,205	—	—	287,802,205

	Direxion Daily Junior Gold Miners Index Bear 3X Shares				Direxion Daily MSCI Real Estate Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$35,640,463	$—	$—	$35,640,463
Short Term Investments	91,172,643	—	—	91,172,643	27,736,402	—	—	27,736,402
Other Financial Instruments*	—	(15,976,477)	—	(15,976,477)	—	4,751,648	—	4,751,648
Cash Equivalents	48,135,589	—	—	48,135,589	8,246,163	—	—	8,246,163

	Direxion Daily MSCI Real Estate Bear 3X Shares				Direxion Daily Natural Gas Related Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$—	$—	$15,808,955	$—	$—	$15,808,955
Master Limited Partnerships	—	—	—	—	2,695,348	—	—	2,695,348
Short Term Investments	11,104,702	—	—	11,104,702	25,001,696	—	—	25,001,696
Other Financial Instruments*	—	(1,803,163)	—	(1,803,163)	—	(5,010,096)	—	(5,010,096)
Cash Equivalents	6,499,818	—	—	6,499,818	11,797,440	—	—	11,797,440

	Direxion Daily Natural Gas Related Bear 3X Shares				Direxion Daily Regional Banks Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$15,484,632	$—	$—	$15,484,632
Short Term Investments	3,051,799	—	—	3,051,799	5,351,334	—	—	5,351,334
Other Financial Instruments*	—	(648,752)	—	(648,752)	—	597,717	—	597,717
Cash Equivalents	1,836,720	—	—	1,836,720	5,956,518	—	—	5,956,518

	Direxion Daily Regional Banks Bear 3X Shares				Direxion Daily Retail Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$—	$—	$—	$—	$3,407,389	$—	$—	$3,407,389
Short Term Investments	2,514,212	—	—	2,514,212	10,343,133	—	—	10,343,133
Other Financial Instruments*	—	(315,833)	—	(315,833)	—	805,182	—	805,182
Cash Equivalents	2,103,057	—	—	2,103,057	23,583,768	—	—	23,583,768

	Direxion Daily S&P Biotech Bull 3X Shares				Direxion Daily S&P Biotech Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$42,038,341	$—	$—	$42,038,341	$—	$—	$—	$—
Short Term Investments	180,244,244	—	—	180,244,244	96,348,847	—	—	96,348,847
Other Financial Instruments*	—	70,348,356	—	70,348,356	—	(23,969,580)	—	(23,969,580)
Cash Equivalents	111,870,900	—	—	111,870,900	49,270,759	—	—	49,270,759

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$51,694,345	$—	$—	$51,694,345	$—	$—	$—	$—
Short Term Investments	51,849,783	—	—	51,849,783	17,041,758	—	—	17,041,758
Other Financial Instruments*	—	5,573,903	—	5,573,903	—	368,062	—	368,062
Cash Equivalents	51,997,265	—	—	51,997,265	13,218,049	—	—	13,218,049

	Direxion Daily Semiconductor Bull 3X Shares				Direxion Daily Semiconductor Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$164,468,260	$—	$—	$164,468,260	$—	$—	$—	$—
Short Term Investments	132,078,714	—	—	132,078,714	27,815,554	—	—	27,815,554
Other Financial Instruments*	—	13,998,669	—	13,998,669	—	(1,162,494)	—	(1,162,494)
Cash Equivalents	39,995,011	—	—	39,995,011	16,498,340	—	—	16,498,340

	Direxion Daily Technology Bull 3X Shares				Direxion Daily Technology Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Equity	$136,230,057	$—	$—	$136,230,057	$—	$—	$—	$—
Short Term Investments	126,698,080	—	—	126,698,080	13,149,555	—	—	13,149,555
Other Financial Instruments*	—	12,311,719	—	12,311,719	—	(2,537,297)	—	(2,537,297)
Cash Equivalents	39,035,099	—	—	39,035,099	7,423,509	—	—	7,423,509

	Direxion Daily Transportation Bull 3X Shares				Direxion Daily Utilities Bull 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Common Stocks	$1,130,640	$—	$—	$1,130,640	$—	$—	$—	$—
Investment Companies - Equity	—	—	—	—	1,162,857	—	—	1,162,857
Short Term Investments	1,073,956	—	—	1,073,956	558,319	—	—	558,319
Other Financial Instruments*	—	(355,317)	—	(355,317)	—	(17,658)	—	(17,658)
Cash Equivalents	444,532	—	—	444,532	1,054,898	—	—	1,054,898

	Direxion Daily 7-10 Year Treasury Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income	$2,457,550	$—	$—	$2,457,550	$—	$—	$—	$—
Short Term Investments	4,001,535	—	—	4,001,535	17,720,174	—	—	17,720,174
Other Financial Instruments*	—	(70,738)	—	(70,738)	—	(469,194)	—	(469,194)
Cash Equivalents	2,513,991	—	—	2,513,991	11,618,491	—	—	11,618,491

	Direxion Daily 20+ Year Treasury Bull 3X Shares				Direxion Daily 20+ Year Treasury Bear 3X Shares
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Companies - Fixed Income	$44,953,832	$—	$—	$44,953,832	$—	$—	$—	$—
Short Term Investments	30,509,383	—	—	30,509,383	207,352,461	—	—	207,352,461
Other Financial Instruments*	—	1,970,998	—	1,970,998	—	1,684,042	—	1,684,042
Cash Equivalents	9,778,719	—	—	9,778,719	173,755,757	—	—	173,755,757

For further detail on each asset class, see the Schedules of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis,
Principal Executive Officer

Date	September 28, 2017

By (Signature and Title)	/s/ Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	September 28, 2017